VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

July 31, 2022 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 98.7%
Alabama: 1.3%
Alabama Federal Aid Highway Finance Authority, Series A (RB)
5.00%, 09/01/26 (c)	$340		$381,290
5.00%, 09/01/26 (c)	10		11,214
5.00%, 09/01/27	150		172,799
Alabama Public School and College Authority, Series A (RB)
4.00%, 11/01/30 (c)	2,000		2,130,192
5.00%, 11/01/30 (c)	1,750		2,060,068
5.00%, 11/01/30 (c)	525		626,835
5.00%, 11/01/30 (c)	1,500		1,780,355
5.00%, 11/01/30 (c)	2,015		2,363,697
Auburn University, Series A (RB)
5.00%, 06/01/26 (c)	25		27,607
5.00%, 06/01/26 (c)	10		11,020
Black Belt Energy Gas District, Series A (RB)
4.00%, 12/01/31 (c) (p)	5,000		5,143,095
Board of Trustees of the University of Alabama, Series B (RB) 3.00%, 07/01/27 (c)	860		862,864
County of Jefferson (RB)
4.00%, 03/15/27 (c)	1,750		1,797,207
5.00%, 03/15/27 (c)	800		896,293
5.00%, 03/15/27 (c)	100		110,403
5.00%, 03/15/27 (c)	525		589,156
Southeast Energy Authority A Cooperative District, Project No. 1, Series A-1 (RB) 4.00%, 10/01/28 (c) (p)	1,000		1,018,844
Southeast Energy Authority A Cooperative District, Project No. 4, Series B-1 (RB) 5.00%, 08/01/28 (c) (p)	2,000		2,143,222
UAB Medicine Finance Authority, Series B (RB) 5.00%, 09/01/26 (c)	150		162,473
University of Alabama, Board of Trustee, Series A (RB)
3.00%, 07/01/29 (c)	415		394,051
4.00%, 07/01/29 (c)	820		868,758
			23,551,443
Alaska: 0.2%
Alaska Housing Finance Corp., Series A (RB)
4.00%, 06/01/27 (c)	125		133,222
4.00%, 06/01/27 (c)	900		956,482
5.00%, 06/01/27 (c)	590		657,565
Alaska Housing Finance Corp., Series B (RB) 2.15%, 12/01/30 (c)	1,040		874,420
State of Alaska, International Airports System, Series A (RB) 5.00%, 10/01/25 (c)	305		327,965
	Par (000’s	)	Value
Alaska (continued)
State of Alaska, International Airports System, Series B (RB) 5.00%, 10/01/25 (c)	$635		$678,331
State of Alaska, Series B (GO)
5.00%, 08/01/25 (c)	250		272,349
5.00%, 08/01/25 (c)	205		222,702
			4,123,036
Arizona: 1.1%
Arizona Transportation Board, Highway (RB)
5.00%, 07/01/26 (c)	835		923,730
5.00%, 07/01/26 (c)	1,050		1,158,667
City of Mesa, Utility System (RB) 5.00%, 07/01/26 (c)	270		299,764
City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System (RB)
5.00%, 07/01/26 (c)	860		956,860
5.00%, 07/01/26 (c)	150		164,991
5.00%, 07/01/26 (c)	120		132,942
5.00%, 07/01/26 (c)	620		689,088
City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System, Series A (RB) 5.00%, 07/01/31 (c)	800		952,856
City of Phoenix Civic Improvement Corp., Junior Lien Water System, Series A (RB) 5.00%, 07/01/31 (c)	1,000		1,164,589
City of Phoenix Civic Improvement Corp., Rental Car Facility Charge, Series A (RB)
5.00%, 07/01/29 (c)	1,000		1,131,627
5.00%, 07/01/29 (c)	1,275		1,429,241
City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series B (RB)
5.00%, 07/01/27 (c)	250		279,205
5.00%, 07/01/27 (c)	100		110,973
5.00%, 07/01/27 (c)	250		275,491
City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series D (RB)
5.00%, 07/01/27 (c)	120		134,534
5.00%, 07/01/27 (c)	550		605,474
Maricopa County High School District No. 210 (GO) 5.00%, 07/01/27 (c)	250		280,277
Maricopa County Industrial Development Authority, Banner Health, Series A (RB)
3.12%, 01/01/27 (c)	20		20,009
5.00%, 01/01/27 (c)	605		647,118
5.00%, 01/01/29	710		822,375

1

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Arizona (continued)
Maricopa County Special Health Care District, Series C (GO)
5.00%, 07/01/25	$190		$207,067
5.00%, 07/01/26	240		267,606
5.00%, 07/01/27	295		335,717
Maricopa County, Arizona Pollution Control, Southern California Edison Company, Series A (RB) 2.40%, 12/01/31 (c)	1,150		958,325
Maricopa County, Arizona Pollution Control, Southern California Edison Company, Series B (RB) 2.40%, 12/01/31 (c)	1,500		1,249,990
Maricopa County, Industrial Development Authority, Honor Health, Series A (RB) 5.00%, 09/01/28 (c)	550		613,793
Salt River Project Agricultural Improvement and Power District, Series A (RB)
5.00%, 01/01/28 (c)	250		282,160
5.00%, 01/01/28 (c)	2,380		2,713,856
Salt Verde Financial Corp. (RB) 5.00%, 12/01/37	1,000		1,108,994
			19,917,319
Arkansas: 0.1%
City of Fayetteville, Sales and Use Tax Capital Improvements, Series A (RB) 2.00%, 11/01/26 (c)	305		302,676
City of Fort Worth, Water and Sewer Construction (RB) 5.00%, 10/01/28 (c)	280		311,679
City of Rogers, Sales and Use Tax, Series B (RB) 5.00%, 11/01/26 (c)	1,000		1,106,008
Little Rock School District of Pulaski County, Series A (GO) (AGM) 2.00%, 02/01/27 (c)	1,000		805,816
			2,526,179
California: 16.2%
Anaheim Housing and Public Improvements Authority, Series B (RB) 5.00%, 04/01/23 (c)	270		276,415
Bay Area Toll Authority, Series S-7 (RB)
3.25%, 04/01/27 (c)	1,270		1,244,396
4.00%, 04/01/27 (c)	1,085		1,153,240
California Community Choice, Financing Authority Clean Energy Project, Series B-1 (RB) 4.00%, 08/01/31 (c) (p)	3,500		3,607,301
	Par (000’s	)	Value
California (continued)
California Health Facilities Financial Authority, Series A (RB) 3.75%, 11/15/22 (c)	$1,100		$1,100,327
California Health Facilities Financial Authority, Series C (RB) 5.00%, 11/01/29 (p)	2,000		2,356,633
California Health Facilities Financing Authority, Adventist Health System West, Series A (RB) 4.00%, 03/01/26 (c)	90		93,973
California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series A (RB) 5.00%, 08/15/26 (c)	310		341,196
California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series B (RB) 3.00%, 08/15/26 (c)	400		385,143
California Health Facilities Financing Authority, CommonSpirit Health, Series A (RB)
4.00%, 04/01/30 (c)	500		509,515
4.00%, 04/01/30 (c)	450		460,781
4.00%, 04/01/30 (c)	1,060		1,083,218
California Health Facilities Financing Authority, El Camino Hospital (RB) 3.75%, 02/01/27 (c)	175		182,378
California Health Facilities Financing Authority, Stanford Health Care, Series A (RB) 5.00%, 11/15/27 (c)	750		840,841
California Health Facilities Financing Authority, Sutter Health, Series A (RB)
5.00%, 11/15/27 (c)	150		164,087
5.00%, 11/15/27 (c)	1,575		1,720,071
5.00%, 11/15/27 (c)	450		494,996
California Housing Finance Agency, Series A (RB) 3.50%, 11/20/35	1,227		1,188,330
California Infrastructure and Economic Development Bank, Clean Water State (RB)
5.00%, 10/01/25	100		110,163
5.00%, 10/01/25	100		110,163
5.00%, 10/01/26	150		169,510
5.00%, 04/01/26 (c)	55		60,891
5.00%, 04/01/27 (c)	170		191,112
5.00%, 08/01/29 (c)	775		898,780

2

	Par (000’s	)	Value
California (continued)
California Municipal Finance Authority, Community Medical Centers, Series A (RB) 5.00%, 02/01/27 (c)	$840		$912,595
California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 5.00%, 07/01/27 (c)	925		997,031
California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB)
3.00%, 09/01/27 (c)	360		356,851
3.00%, 09/01/27 (c)	500		503,138
5.00%, 09/01/24 (c)	270		287,922
California State Public Works Board, Department of General Services, Series F (RB) 5.00%, 05/01/25 (c)	330		358,120
California State Public Works Board, Various Capital Projects, Series B (RB)
5.00%, 10/01/27 (c)	120		136,304
5.00%, 10/01/27 (c)	1,835		2,103,143
5.00%, 10/01/27 (c)	340		388,262
California State Public Works Board, Various Capital Projects, Series C (RB)
4.00%, 11/01/26 (c)	425		448,763
5.00%, 11/01/26 (c)	30		33,628
5.00%, 11/01/26 (c)	45		50,289
5.00%, 11/01/26 (c)	30		33,415
California State Public Works Board, Various Capital Projects, Series D (RB) 5.00%, 10/01/26 (c)	400		447,004
California State Public Works Board, Various Correctional Facilities, Series C (RB) 5.00%, 11/01/28 (c)	950		1,103,948
California State Public Works Board, Various Judicial Council Project, Series A (RB) 5.00%, 03/01/23 (c)	1,000		1,014,678
California State University, Series A (RB)
5.00%, 11/01/25 (c)	35		38,280
5.00%, 05/01/26 (c)	10		11,027
5.00%, 05/01/26 (c)	160		179,140
5.00%, 05/01/27 (c)	510		573,049
5.00%, 05/01/27 (c)	225		251,523
California State, Various Purpose (GO) 4.00%, 09/01/26 (c)	1,500		1,569,071
	Par (000’s	)	Value
California (continued)
California Statewide Communities Development Authority, Front Porch Communities and Services, Series A (RB)
3.00%, 04/01/31 (c)	$1,000		$895,098
4.00%, 04/01/31 (c)	1,400		1,398,031
California Statewide Communities Development Authority, Kaiser Permanente, Series C (RB) 5.00%, 11/01/29 (p)	1,675		1,973,680
California Statewide Communities Development Authority, Kaiser Permanente, Series D (RB) 5.00%, 11/01/29 (p)	2,000		2,356,633
California Statewide Communities Development Authority, Kaiser Permanente, Series L (RB) 5.00%, 11/01/29 (p)	1,500		1,767,475
California Statewide Communities Development Authority, Methodist Hospital of Southern California (RB)
5.00%, 01/01/28 (c)	315		339,007
5.00%, 01/01/28 (c)	1,000		1,066,966
5.00%, 01/01/28 (c)	760		815,296
California Statewide Communities Development Authority, Pollution Control, Southern California Edison Company, Series A (RB) 1.75%, 11/19/26 (c)	3,000		2,678,785
California Statewide Communities Development Authority, University of California, Irvine East Campus Apartments (RB) (BAM) 4.00%, 05/15/31 (c)	1,000		1,039,995
Chabot-Las Positas Community College District (GO) 4.00%, 08/01/26 (c)	140		145,388
City and County of San Francisco, 49 South Van Ness Project (CP) (AGM) 4.00%, 04/01/27 (c)	1,000		1,042,517
City and County of San Francisco, Series B (CP) 3.00%, 10/01/25 (c)	255		257,907
City of Bakersfield, Wastewater Revenue, Series A (RB) 5.00%, 09/15/25 (c)	15		16,377
City of Concord, Capital Improvement Project (CP) 2.00%, 04/01/31 (c)	1,400		1,109,535

3

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
City of Los Angeles, Department of Airports, Los Angeles International Airport, Series B (RB)
4.00%, 05/15/30 (c)	$1,000		$1,042,632
5.00%, 05/15/31 (c)	500		580,072
5.00%, 05/15/31 (c)	1,400		1,609,084
City of Los Angeles, Solid Waste Resources, Series A (RB) 4.00%, 02/01/28 (c)	405		432,761
City of Los Angeles, Wastewater System, Series A (RB) 5.00%, 06/01/27 (c)	565		633,121
City of San Jose, Refunding, Libraries, Parks and Public Safety Projects, Series C (GO) (AGM) 5.00%, 03/01/29 (c)	200		232,701
Contra Costa Transportation Authority (RB) 5.00%, 03/01/25 (c)	20		21,389
County of Sacramento, Airport System, Series E (RB)
5.00%, 07/01/27	275		310,894
5.00%, 07/01/28 (c)	150		167,964
County of Santa Clara, Series C (GO)
3.00%, 08/01/27 (c)	245		244,753
5.00%, 08/01/27 (c)	125		142,105
5.00%, 08/01/27 (c)	525		587,743
Desert Community College District (GO) 5.00%, 08/01/27 (c)	145		161,679
East Bay Municipal Utility District, Water System, Series B (RB)
5.00%, 06/01/27 (c)	220		250,080
5.00%, 06/01/27 (c)	145		166,037
East Side Union High School District, Series B (GO) (AGM) 3.00%, 08/01/27 (c)	2,590		2,473,507
Eastern Municipal Water District, Financing Authority, Water and Wastewater, Series A (RB) 5.00%, 07/01/30 (c)	1,070		1,236,122
Eastern Municipal Water District, Financing Authority, Water and Wastewater, Series B (RB) (SAW) 5.00%, 07/01/26 (c)	140		154,392
Eastern Municipal Water District, Water and Wastewater, Series A (RB) 5.00%, 07/01/26 (c)	100		110,836
	Par (000’s	)	Value
California (continued)
Eastern Municipal Water District, Water and Wastewater, Series B (RB) (SAW) 5.00%, 07/01/26 (c)	$5		$5,577
El Dorado Irrigation District, Series C (RB) 5.00%, 03/01/26 (c)	250		278,510
Fontana Redevelopment Agency Successor Agency (TA)
5.00%, 10/01/26	205		229,909
5.00%, 10/01/27 (c)	760		852,130
Foothill-De Anza Community College District (GO) 3.00%, 08/01/31 (c)	1,500		1,445,901
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB) 5.00%, 06/01/25 (c)	220		240,270
Kern High School District, Series A (GO) (AGM) 2.00%, 08/01/30 (c)	3,000		2,713,366
Kern High School District, Series C (GO) (AGM) 2.00%, 08/01/30 (c)	1,600		1,486,030
Los Angeles Community College District, Series A (GO)
5.00%, 08/01/24 (c)	175		186,719
5.00%, 08/01/24 (c)	330		352,098
Los Angeles Community College District, Series I (GO)
4.00%, 08/01/26 (c)	170		177,399
4.00%, 08/01/26	25		27,103
4.00%, 08/01/26 (c)	135		145,655
Los Angeles Community College District, Series J (GO)
4.00%, 08/01/27 (c)	400		426,448
4.00%, 08/01/27 (c)	750		795,480
5.00%, 08/01/27 (c)	100		114,499
Los Angeles County Metropolitan Transportation Authority (RB)
4.00%, 06/01/30 (c)	1,000		1,057,136
5.00%, 06/01/30 (c)	1,000		1,177,434
5.00%, 07/01/31 (c)	2,000		2,367,126
Los Angeles County Metropolitan Transportation Authority, Series A (RB)
4.00%, 06/01/30 (c)	1,000		1,078,902
4.00%, 07/01/26 (c)	50		53,142
5.00%, 06/01/26 (c)	165		182,552
5.00%, 06/01/26 (c)	375		416,075
5.00%, 06/01/26 (c)	115		128,351
5.00%, 07/01/27 (c)	795		901,640
5.00%, 07/01/27 (c)	285		326,704
5.00%, 07/01/31 (c)	900		1,075,103
5.00%, 07/01/31 (c)	1,060		1,260,395

4

	Par (000’s	)	Value
California (continued)
Los Angeles County Public Works Financing Authority, Series E-1 (RB) 5.00%, 12/01/29 (c)	$450		$521,895
Los Angeles Department of Water and Power, Series A (RB)
5.00%, 01/01/26 (c)	155		170,975
5.00%, 01/01/27 (c)	1,010		1,136,204
5.00%, 01/01/28 (c)	500		568,375
5.00%, 01/01/28 (c)	500		573,115
5.00%, 01/01/28 (c)	115		133,071
5.00%, 07/01/29	1,000		1,189,701
Los Angeles Department of Water and Power, Series B (RB)
5.00%, 01/01/26 (c)	35		38,687
5.00%, 01/01/27 (c)	1,000		1,123,155
5.00%, 01/01/27 (c)	275		306,739
5.00%, 06/01/25 (c)	180		196,603
5.00%, 07/01/23 (c)	1,000		1,027,459
5.00%, 07/01/27	110		126,181
5.00%, 07/01/28 (c)	110		127,480
Los Angeles Department of Water and Power, Series C (RB)
5.00%, 07/01/24 (c)	250		265,710
5.00%, 07/01/24 (c)	100		106,108
5.00%, 07/01/29 (c)	1,680		1,937,692
5.00%, 07/01/30 (c)	1,125		1,317,336
5.00%, 07/01/30 (c)	1,500		1,748,246
Los Angeles Department of Water and Power, Series D (RB) 5.00%, 07/01/28 (c)	125		142,108
Los Angeles Unified School District, AD Valorem Property Tax, Series RYRR (GO)
4.00%, 01/01/32 (c)	1,500		1,577,206
5.00%, 01/01/32 (c)	1,300		1,542,964
Los Angeles Unified School District, Series A (GO)
4.00%, 07/01/29 (c)	1,580		1,730,219
5.00%, 07/01/25 (c)	135		147,555
5.00%, 07/01/25 (c)	25		27,232
5.00%, 07/01/25 (c)	695		755,501
5.00%, 07/01/26	120		134,719
5.00%, 07/01/28	250		291,950
5.00%, 07/01/29 (c)	1,720		2,032,011
5.00%, 07/01/30	500		602,337
Los Angeles Unified School District, Series B (GO)
2.00%, 07/01/26 (c)	270		258,894
5.00%, 07/01/26 (c)	915		1,013,061
Los Angeles Unified School District, Series B-1 (GO)
5.00%, 01/01/28 (c)	585		667,651
5.00%, 01/01/28 (c)	645		739,138
5.00%, 01/01/28 (c)	295		330,621
	Par (000’s	)	Value
California (continued)
Los Angeles Unified School District, Series C (GO)
3.00%, 07/01/30 (c)	$1,880		$1,827,805
4.00%, 07/01/30 (c)	2,000		2,114,668
4.00%, 07/01/30 (c)	360		386,772
Los Angeles Unified School District, Series RYQ (GO) 4.00%, 07/01/30 (c)	1,000		1,044,307
Los Angeles Unified School District, Series RYQ (GO) (BAM) 5.00%, 07/01/29	3,675		4,361,728
Metropolitan Water District of Southern California, Series B (RB) 5.00%, 07/01/28 (c)	100		115,901
Mount Diablo Unified School District, Series B (GO) 4.00%, 08/01/31 (c)	1,000		1,074,130
Municipal Improvement Corp. of Los Angeles, Series B (RB)
5.00%, 11/01/26 (c)	615		684,364
5.00%, 11/01/26 (c)	985		1,099,870
Norman Y Mineta San Jose International Airport (RB) (BAM) 4.00%, 03/01/31 (c)	325		342,188
Northern California Transmission Agency Project, Series A (RB)
5.00%, 05/01/26 (c)	45		50,081
5.00%, 05/01/26 (c)	40		44,320
Oakland Unified School District (GO)
5.00%, 08/01/26 (c)	385		428,823
5.00%, 08/01/26 (c)	175		194,282
5.00%, 08/01/26 (c)	625		689,648
Oakland Unified School District, Series C (GO) 5.00%, 08/01/27 (c)	400		442,985
Palm Springs Unified School District, Series A (GO) (AGM)
1.25%, 08/01/29 (c)	1,265		1,069,215
1.25%, 08/01/29 (c)	4,000		3,484,119
1.50%, 08/01/29 (c)	2,500		2,093,318
1.50%, 08/01/29 (c)	3,000		2,455,772
1.75%, 08/01/29 (c)	3,000		2,468,038
Palm Springs Unified School District, Series D (GO) 3.00%, 08/01/26 (c)	160		162,750
Placentia-Yorba Linda Unified School District, Series A (CP) (AGM) 4.00%, 10/01/25 (c)	260		271,945
Public Utilities Commission of the City and County of San Francisco Water, Series A (RB)
4.00%, 11/01/26 (c)	100		107,392
5.00%, 11/01/26 (c)	170		191,944

5

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
5.00%, 11/01/26 (c)	$25		$27,663
5.00%, 05/01/25 (c)	230		250,404
Public Utilities Commission of the City and County of San Francisco Water, Series D (RB)
5.00%, 11/01/27 (c)	785		883,397
5.00%, 11/01/27 (c)	255		292,866
Regents of the University of California, Medical Center Pooled Revenue, Series L (RB) 5.00%, 05/15/26 (c)	650		710,313
Riverside Community College District (GO) 5.00%, 08/01/25 (c)	170		186,501
Riverside County Transportation Commission, Series B (RB) 5.00%, 12/01/27 (c)	560		623,558
Riverside Redevelopment Agency Successor Agency, Series A (TA) (AGM) 5.00%, 09/01/26	125		139,398
Sacramento City Financing Authority, Master Lease Program Facilities (RB) (BAM)
5.00%, 12/01/25 (c)	110		120,947
5.00%, 12/01/25 (c)	210		231,372
Sacramento County Sanitation Districts Financing Authority, Series A (RB) 5.00%, 06/01/24 (c)	170		179,908
San Diego Association of Governments, South Bay Expressway, Series A (RB)
5.00%, 07/01/27 (c)	500		557,174
5.00%, 07/01/27 (c)	705		780,889
San Diego Community College District (GO) 5.00%, 08/01/26 (c)	65		73,178
San Diego County Regional Airport Authority, Series A (RB) 5.00%, 07/01/29 (c)	535		606,854
San Diego County Regional Airport Authority, Series B (RB)
5.00%, 07/01/30 (c)	1,630		1,888,461
5.00%, 07/01/30 (c)	1,295		1,461,727
5.00%, 07/01/30 (c)	2,075		2,367,580
San Diego County Regional Transportation Commission, Series A (RB) 5.00%, 04/01/26 (c)	105		115,949
San Diego County Water Authority, Series A (RB) 5.00%, 05/01/25 (c)	75		81,396
San Diego County Water Authority, Series B (RB) 4.00%, 05/01/31 (c)	2,000		2,167,495
	Par (000’s	)	Value
California (continued)
San Diego County, Edgemoor and RCS Refunding, Series A (CP) 5.00%, 10/15/24 (c)	$150		$159,892
San Diego Public Facilities Financing Authority (RB) 5.00%, 10/15/25 (c)	150		164,426
San Diego Public Facilities Financing Authority, Series A (RB) 5.00%, 05/15/26 (c)	135		150,646
San Diego Unified School District, Series I (GO) 5.00%, 07/01/27 (c)	650		733,158
San Diego Unified School District, Series R-5 (GO) 4.00%, 07/01/26 (c)	20		21,286
San Francisco Bay Area Rapid Transit District, Series F-1 (GO)
5.00%, 08/01/28	900		1,055,129
5.00%, 08/01/29 (c)	110		129,163
5.00%, 08/01/29 (c)	140		161,878
San Francisco Community College District (GO) 5.00%, 06/15/25	140		152,771
San Francisco County Transportation Authority (RB)
3.00%, 02/01/27 (c)	135		137,231
3.00%, 02/01/27 (c)	500		494,589
4.00%, 02/01/27 (c)	325		349,107
4.00%, 02/01/27	105		114,398
San Francisco Unified School District, Series B (GO) 4.00%, 06/15/28 (c)	2,000		2,119,372
San Joaquin County Transportation Authority (RB) 5.00%, 03/01/27 (c)	165		183,237
San Joaquin County, Administration Building Project (CP) (AGM)
5.00%, 11/15/27 (c)	520		593,481
5.00%, 11/15/27 (c)	500		573,048
San Joaquin Delta Community College District, Series A (GO) 5.00%, 08/01/25 (c)	25		27,427
San Jose Redevelopment Agency, Series A (TA) 5.00%, 08/01/27 (c)	230		255,592
San Marcos Unified School District (GO)
4.00%, 08/01/27 (c)	400		426,223
5.00%, 08/01/27 (c)	360		404,589
5.00%, 08/01/27 (c)	515		581,113
5.00%, 08/01/27 (c)	350		389,292
San Mateo Union High School District, Series C (GO) 4.00%, 09/01/26 (c)	770		808,434

6

	Par (000’s	)	Value
California (continued)
Santa Clara County Financing Authority, Capital Facilities, Series A (RB)
4.00%, 05/01/31 (c)	$840		$900,765
5.00%, 05/01/31 (c)	3,855		4,578,988
Santa Clara County Financing Authority, Multiple Facilities Projects, Series Q (RB)
3.00%, 05/15/25 (c)	1,000		947,753
4.00%, 05/15/25 (c)	400		414,077
4.00%, 05/15/25 (c)	1,510		1,591,075
Santa Clara County, San Jose Evergreen Community College District, Series B (GO) 3.00%, 09/01/28 (c)	785		769,730
Santa Clara Unified School District (GO)
3.00%, 07/01/26 (c)	100		99,741
3.00%, 07/01/26 (c)	1,535		1,511,590
Santa Clara Valley Water District, Series A (RB) 5.00%, 12/01/25 (c)	25		27,333
Sequoia Union High School District (GO) 3.00%, 07/01/26 (c)	500		506,619
Southern California Public Power Authority, Milford Wind Corridor Phase I Project (RB) 5.00%, 07/01/29	100		118,192
State of California (GO)
3.00%, 10/01/29 (c)	2,000		2,006,196
4.00%, 04/01/31 (c)	2,000		2,170,648
5.00%, 10/01/30	2,000		2,432,750
5.00%, 11/01/28 (c)	2,585		2,939,083
5.00%, 09/01/29	1,000		1,196,523
State of California, Department of Water Resources, Central Valley Project, Series AW (RB) 5.00%, 12/01/26 (c)	50		55,863
State of California, Department of Water Resources, Central Valley Project, Series AX (RB)
5.00%, 12/01/27 (c)	915		1,041,247
5.00%, 12/01/27 (c)	100		113,438
State of California, Department of Water Resources, Central Valley Project, Series BA (RB) (AGM) 5.00%, 06/01/29 (c)	365		420,651
State of California, Series CL (GO) 3.75%, 12/01/24 (c)	10		9,948
State of California, Various Purpose (GO)
3.00%, 10/01/29 (c)	350		335,840
3.12%, 04/01/29 (c)	1,575		1,568,274
4.00%, 11/01/27 (c)	100		107,792
4.00%, 11/01/30 (c)	3,445		3,725,811
	Par (000’s	)	Value
California (continued)
4.00%, 03/01/29	$2,000		$2,240,714
4.00%, 03/01/30 (c)	2,000		2,129,530
4.00%, 03/01/30 (c)	9,500		10,152,435
4.00%, 08/01/26 (c)	700		736,357
4.00%, 08/01/26 (c)	130		135,884
4.00%, 09/01/26 (c)	2,815		2,980,689
5.00%, 10/01/28 (c)	300		352,024
5.00%, 10/01/28	1,675		1,971,762
5.00%, 10/01/29	1,000		1,198,128
5.00%, 10/01/29 (c)	3,425		4,075,179
5.00%, 10/01/29 (c)	2,340		2,795,705
5.00%, 10/01/29	4,500		5,391,575
5.00%, 10/01/31	4,000		4,917,916
5.00%, 11/01/27 (c)	1,000		1,149,088
5.00%, 11/01/27 (c)	2,480		2,860,297
5.00%, 11/01/27 (c)	2,645		3,020,783
5.00%, 11/01/27 (c)	1,020		1,169,040
5.00%, 11/01/28	400		471,576
5.00%, 11/01/30	1,000		1,217,833
5.00%, 11/01/30 (c)	1,610		1,905,629
5.00%, 12/01/28	1,000		1,180,701
5.00%, 12/01/30 (c)	2,000		2,352,088
5.00%, 03/01/30 (c)	1,250		1,465,750
5.00%, 04/01/24 (c)	500		524,092
5.00%, 04/01/26 (c)	1,075		1,192,156
5.00%, 04/01/29 (c)	3,500		4,042,019
5.00%, 04/01/29 (c)	150		176,506
5.00%, 04/01/29	1,735		2,061,611
5.00%, 04/01/30	2,590		3,127,385
5.00%, 04/01/31	380		464,126
5.00%, 04/01/32	4,270		5,284,620
5.00%, 08/01/26 (c)	490		540,102
5.00%, 08/01/26 (c)	905		1,005,444
5.00%, 08/01/26 (c)	150		167,931
5.00%, 08/01/26 (c)	115		126,614
5.00%, 08/01/26 (c)	1,165		1,302,855
5.00%, 08/01/27 (c)	3,785		4,343,520
5.00%, 08/01/27 (c)	950		1,083,525
5.00%, 08/01/27 (c)	2,445		2,795,798
5.00%, 08/01/28 (c)	275		320,592
5.00%, 08/01/28	750		880,201
5.00%, 08/01/28 (c)	2,745		3,118,630
5.00%, 09/01/23 (c)	345		357,423
5.00%, 09/01/25 (c)	30		32,967
5.00%, 09/01/26 (c)	125		139,597
5.00%, 09/01/26 (c)	150		168,242
State Public Works Board, Various Capital Projects, Series B (RB)
4.00%, 05/01/31 (c)	1,500		1,589,856
4.00%, 05/01/31 (c)	2,000		2,128,681
Stockton Unified School District (GO)
5.00%, 02/01/26 (c)	100		110,008
5.00%, 02/01/26 (c)	100		109,206

7

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
Successor Agency to the Redevelopment Agency of the City of San Diego, Series A (TA) 5.00%, 09/01/25 (c)	$335		$364,319
Trustees of the California State University, Series A (RB)
4.00%, 05/01/26 (c)	250		269,238
5.00%, 05/01/26 (c)	410		456,004
Tuolumne Wind Project Authority, Series A (RB) 5.00%, 01/01/27	125		141,731
Turlock Irrigation District (RB)
5.00%, 01/01/30 (c)	1,000		1,149,192
5.00%, 01/01/30 (c)	500		569,875
University of California, Series AO (RB) 5.00%, 05/15/25 (c)	130		141,179
University of California, Series AR (RB) 5.00%, 05/15/26 (c)	10		11,061
University of California, Series AY (RB) 5.00%, 05/15/27 (c)	625		708,628
University of California, Series AZ (RB)
5.00%, 05/15/28 (c)	310		355,464
5.00%, 05/15/28 (c)	275		317,544
University of California, Series BE (RB) 5.00%, 05/15/30 (c)	1,500		1,750,804
University of California, Series O (RB) 5.00%, 05/15/28 (c)	1,170		1,321,758
West Basin Municipal Water District, Series A (RB) 5.00%, 02/01/26 (c)	155		170,403
West Contra Costa Unified School District, Series A (GO) 5.00%, 08/01/25 (c)	20		21,641
			283,652,791
Colorado: 1.8%
Adams and Arapahoe Joint School District No. 28J, Series A (GO) (SAW) 5.00%, 12/01/26 (c)	540		603,410
Board of Governors of Colorado State University System, Series C (RB)
5.00%, 03/01/28 (c)	935		1,059,427
5.00%, 03/01/28 (c)	510		584,779
Cherry Creek School District No. 5 (GO) (SAW) 5.00%, 12/15/25 (c)	1,000		1,100,354
City and County of Denver, Acting By and Through its Board of Water Commissioners, Series A (RB) 5.00%, 12/15/29	1,700		2,033,184
	Par (000’s	)	Value
Colorado (continued)
5.00%, 12/15/31 (c)	$1,500		$1,803,739
City and County of Denver, Series A (RB) 5.00%, 08/01/26 (c)	150		167,517
City and County of Denver, Series A-2 (RB) 0.00%, 08/01/26 (c) ^	200		131,149
City of Colorado Springs, Utilities System, Series A-1 (RB)
5.00%, 11/15/27 (c)	120		137,495
5.00%, 11/15/27 (c)	110		126,453
5.00%, 11/15/27 (c)	100		114,579
Colorado Health Facilities Authority, CommonSpirit Health, Series A-1 (RB) 5.00%, 08/01/29 (c)	155		167,731
Colorado Higher Education, Series A (CP) 5.00%, 11/01/26	115		129,772
Denver City and County School District No. 1 (GO) (SAW)
4.00%, 12/01/30 (c)	3,000		3,183,445
5.00%, 12/01/30 (c)	1,000		1,170,292
Denver Convention Center Hotel Authority (RB)
5.00%, 12/01/26 (c)	570		611,605
5.00%, 12/01/26 (c)	250		270,052
El Paso County School District No. 20 (GO) (SAW) 5.00%, 12/15/26 (c)	295		330,568
Jefferson County School District R-1 (GO) 5.00%, 12/15/28 (c)	1,110		1,290,308
Mesa County Valley School District No. 51 (GO) (SAW)
5.00%, 12/01/27 (c)	500		573,575
5.00%, 12/01/27 (c)	500		573,848
5.25%, 12/01/27 (c)	200		228,574
Pueblo City Schools No. 60 (GO) (SAW) 3.00%, 12/15/29 (c)	500		473,771
Regional Transportation District, Fastracks Project, Series B (RB)
5.00%, 11/01/27 (c)	530		598,186
5.00%, 11/01/27 (c)	1,995		2,247,464
5.00%, 11/01/28	1,000		1,171,237
State of Colorado, Series A (CP)
4.00%, 12/15/31 (c)	1,750		1,838,255
5.00%, 12/15/31 (c)	2,000		2,359,567
State of Colorado, Series K (CP) 5.00%, 03/15/27 (c)	410		459,015
State of Colorado, Series M (CP) 5.00%, 03/15/28 (c)	190		216,512
University of Colorado, Series A-2 (RB)
3.00%, 06/01/24 (c)	800		798,318
4.00%, 06/01/28 (c)	500		553,423

8

	Par (000’s	)	Value
Colorado (continued)
5.00%, 06/01/28	$155		$178,840
Weld County School District No. 6 (GO) (SAW) 5.00%, 12/01/29 (c)	2,165		2,475,156
Windy Gap Firming Project Water Activity Enterprise (RB)
4.00%, 07/15/31 (c)	1,000		1,030,807
5.00%, 07/15/31 (c)	1,000		1,170,896
			31,963,303
Connecticut: 2.3%
Connecticut Housing Finance Authority Housing Mortgage Finance Program, Series A-1 (RB) (SAW) 1.70%, 05/15/30 (c)	1,290		1,080,856
Connecticut Housing Finance Authority Housing Mortgage Finance Program, Series C-1 (RB) 2.05%, 11/15/29 (c)	260		218,141
Connecticut Housing Finance Authority, Series A-1 (RB)
3.65%, 11/15/26 (c)	95		95,950
3.88%, 11/15/26 (c)	35		34,850
Connecticut Housing Finance Authority, Series D-1 (RB) 3.20%, 11/15/26 (c)	260		259,253
Connecticut Housing Finance Authority, Series F-1 (RB) 3.05%, 05/15/26 (c)	140		138,892
Connecticut State Health and Educational Facilities Authority, Hardford Health Issue, Series A (RB) (SD CRED PROG) 5.00%, 01/01/30 (c)	335		375,309
Connecticut State Health and Educational Facilities Authority, Masonicare Issue, Series F (RB) 4.00%, 07/01/26 (c)	250		252,158
Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue, Series A (RB)
4.00%, 07/01/29 (c)	525		519,012
4.00%, 07/01/29 (c)	625		624,635
5.00%, 07/01/29 (c)	2,200		2,417,203
Connecticut State Health and Educational Facilities Authority, Yale University Issue, Series B-1 (RB) (AGM) 5.00%, 07/01/29	1,000		1,188,282
Connecticut State, Transportation Infrastructure Purposes, Series A (RB) 5.00%, 09/01/24 (c)	1,000		1,059,150
	Par (000’s	)	Value
Connecticut (continued)
South Central Connecticut Regional Water Authority, Series B (RB) 5.00%, 08/01/26 (c)	$25		$27,502
State of Connecticut, Series A (GO)
3.00%, 01/15/31 (c)	1,000		982,677
3.00%, 01/15/31 (c)	2,200		2,204,420
3.00%, 01/15/31 (c)	1,000		948,974
4.00%, 01/15/31	1,780		1,957,338
5.00%, 04/15/27 (c)	680		763,795
5.00%, 04/15/28 (c)	1,000		1,111,333
State of Connecticut, Series A (GO) (SBG) 5.00%, 04/15/29	1,000		1,171,884
State of Connecticut, Series A (RB) 5.00%, 05/01/27 (c)	350		390,810
State of Connecticut, Series B (GO) 5.00%, 04/15/27	135		153,259
State of Connecticut, Series B (GO) (BAM) 3.00%, 06/01/29	1,000		1,030,506
State of Connecticut, Series C (GO)
4.00%, 06/01/30 (c)	850		880,259
4.00%, 06/15/28 (c)	1,205		1,253,186
State of Connecticut, Series E (GO)
3.00%, 10/15/26 (c)	395		393,623
5.00%, 09/15/28 (c)	1,665		1,915,268
State of Connecticut, Special Tax, Series A (RB)
4.00%, 05/01/31 (c)	1,500		1,547,049
4.00%, 09/01/26 (c)	785		810,846
5.00%, 01/01/28 (c)	190		213,684
5.00%, 05/01/31	1,650		1,978,245
5.00%, 05/01/31 (c)	1,500		1,750,812
5.00%, 09/01/26 (c)	200		217,064
5.00%, 09/01/26 (c)	475		520,064
State of Connecticut, Special Tax, Series A (ST) 5.00%, 05/01/30 (c)	2,500		2,834,198
State of Connecticut, Special Tax, Series B (RB)
5.00%, 10/01/28	1,505		1,750,732
5.00%, 09/01/26 (c)	335		372,395
5.00%, 09/01/26 (c)	275		307,727
State of Connecticut, State Revolving Fund, Series A (RB)
5.00%, 02/01/29 (c)	275		314,240
5.00%, 05/01/27 (c)	1,000		1,118,990
University of Connecticut, Series A (RB)
5.00%, 01/15/27 (c)	335		375,051
5.00%, 01/15/27 (c)	745		825,304
5.00%, 11/01/28 (c)	730		821,485
5.00%, 11/01/28 (c)	500		560,026

9

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Connecticut (continued)
5.00%, 04/15/28 (c)	$1,000		$1,146,671
			40,913,108
Delaware: 0.4%
State of Delaware (GO)
2.00%, 02/01/31 (c)	1,000		837,794
2.00%, 02/01/31 (c)	1,000		862,409
3.00%, 02/01/31 (c)	1,000		1,022,027
3.12%, 03/01/27 (c)	505		516,061
4.00%, 03/01/27 (c)	500		539,415
State of Delaware, Health Facilities Authority, Bayhealth Medical Center Project, Series A (RB) 3.00%, 07/01/27 (c)	180		180,750
State of Delaware, Series A (GO)
2.00%, 01/01/30 (c)	650		549,627
5.00%, 01/01/30 (c)	1,000		1,188,945
5.00%, 10/01/28	810		952,480
5.00%, 02/01/28 (c)	500		574,500
			7,224,008
District of Columbia: 1.8%
District of Columbia (RB) (SAW) 5.00%, 12/01/29 (c)	2,250		2,585,098
District of Columbia, Georgetown University Issue (RB) 5.00%, 04/01/27 (c)	645		711,686
District of Columbia, Series A (GO)
5.00%, 06/01/26 (c)	30		33,129
5.00%, 06/01/26 (c)	210		232,716
5.00%, 06/01/26 (c)	290		317,221
5.00%, 06/01/26 (c)	250		274,427
5.00%, 06/01/27 (c)	2,500		2,782,493
5.00%, 06/01/27 (c)	170		190,613
5.00%, 06/01/27 (c)	580		648,582
5.00%, 06/01/28 (c)	750		845,850
District of Columbia, Series A (RB) 5.00%, 09/01/29 (c)	1,000		1,151,778
District of Columbia, Series C (RB)
5.00%, 10/01/27	225		259,458
5.00%, 05/01/30 (c)	1,000		1,164,258
5.00%, 05/01/30	250		301,253
District of Columbia, Series D (GO)
4.00%, 06/01/27 (c)	500		523,859
5.00%, 12/01/26 (c)	20		22,287
5.00%, 12/01/26 (c)	160		179,563
5.00%, 12/01/26 (c)	125		141,504
5.00%, 06/01/27 (c)	500		560,627
District of Columbia, Series E (GO) 5.00%, 12/01/26 (c)	25		27,859
	Par (000’s	)	Value
District of Columbia (continued)
Metropolitan Washington Airports Authority, Airport System, Series B (RB) 5.00%, 10/01/28	$560		$650,734
Metropolitan Washington Airports Authority, Dulles Toll Road, Series B (RB) 4.00%, 10/01/29 (c)	250		251,763
Metropolitan Washington Airports Authority, Dulles Toll Road, Series B (RB) (AGM) 4.00%, 10/01/29 (c)	250		252,275
Washington Convention & Sports Authority (RB) 5.00%, 10/01/27 (c)	2,545		2,886,784
Washington Metropolitain Area Transit Authority, Series A (RB)
5.00%, 07/15/30 (c)	1,400		1,619,404
5.00%, 07/15/31 (c)	2,000		2,348,185
Washington Metropolitan Area Transit Authority (RB)
4.00%, 07/15/31 (c)	4,000		4,274,483
5.00%, 07/01/27 (c)	175		198,495
5.00%, 07/01/27	275		314,340
Washington Metropolitan Area Transit Authority, Series A-1 (RB) 5.00%, 07/01/27 (c)	140		156,765
Washington Metropolitan Area Transit Authority, Series A-2 (RB)
5.00%, 07/01/27 (c)	300		334,826
5.00%, 07/01/27 (c)	550		611,617
5.00%, 07/01/27 (c)	810		896,910
Washington Metropolitan Area Transit Authority, Series B (RB)
5.00%, 07/01/27 (c)	880		974,421
5.00%, 07/01/27	240		274,333
5.00%, 07/01/27 (c)	1,205		1,339,997
5.00%, 07/01/27 (c)	650		727,837
5.00%, 07/01/27 (c)	555		623,938
			31,691,368
Florida: 3.4%
Alachua County, Health Facilities Authority, Shands Teaching Hospital and Clinics, Inc., Series B-1 (RB) 5.00%, 12/01/29 (c)	490		535,719
Broward County, Florida Tourist Development, Convention Center Expansion Project (RB) 4.00%, 09/01/31 (c)	1,000		1,040,105
Broward County. Florida School Board, Series B (CP) 5.00%, 07/01/25 (c)	1,005		1,086,343

10

	Par (000’s	)	Value
Florida (continued)
Central Florida Expressway Authority (RB) (BAM) 3.00%, 07/01/27 (c)	$520		$514,789
City of Cape Coral, Water and Sewer (RB) 5.00%, 10/01/27 (c)	175		195,270
City of Gainesville, Utilities System, Series A (RB)
5.00%, 10/01/27 (c)	1,045		1,160,801
5.00%, 10/01/27 (c)	195		218,337
City of Jacksonville, Florida Transportation (RB) 5.00%, 10/01/25 (c)	210		229,237
City of Jacksonville, Series A (RB) 5.00%, 10/01/29 (c)	1,095		1,270,890
City of Jacksonville, Series B (RB) 5.00%, 10/01/26 (c)	250		279,739
City of Orlando, Senior Tourist Development Tax, 6th Cent Contract Payments, Series A (RB) (AGM) 5.00%, 11/01/27 (c)	560		616,007
City of Tampa, Florida Capital Improvement, Cigarette Tax, H. Lee Moffit Cancer Center Project, Series A (RB) 0.00%, 09/01/30 (c) ^	1,050		554,358
County of Miami-Dade (RB)
0.00%, 10/01/26 (c) ^	565		421,021
0.00%, 10/01/26 (c) ^	400		285,425
5.00%, 10/01/26 (c)	510		562,717
5.00%, 10/01/26 (c)	2,005		2,174,927
County of Miami-Dade, Aviation Revenue, Series A (RB)
5.00%, 10/01/26 (c)	460		504,117
5.00%, 10/01/26 (c)	100		110,391
County of Miami-Dade, Building Better Communities Program, Series A (GO)
5.00%, 07/01/25 (c)	100		108,419
5.00%, 07/01/26 (c)	520		574,433
5.00%, 07/01/26 (c)	100		111,502
5.00%, 07/01/26 (c)	280		306,993
5.00%, 07/01/26 (c)	555		607,635
County of Miami-Dade, Building Better Communities Program, Series A (GO) (SAW) 4.00%, 07/01/30 (c)	1,600		1,668,943
County of Miami-Dade, Capital Asset Acquisition, Series B (RB)
3.12%, 04/01/26 (c)	260		253,523
5.00%, 04/01/26 (c)	520		575,064
County of Miami-Dade, Expressway Authority Toll System, Series A (RB) 5.00%, 07/01/26 (c)	105		114,017
	Par (000’s	)	Value
Florida (continued)
5.00%, 07/01/26 (c)	$25		$26,887
County of Miami-Dade, Florida Transit System (RB) 4.00%, 07/01/26 (c)	250		260,040
County of Miami-Dade, Water and Sewer System (RB)
4.00%, 04/01/31 (c)	1,475		1,528,270
5.00%, 10/01/27 (c)	800		910,583
5.00%, 10/01/28	1,000		1,159,522
5.00%, 04/01/31 (c)	3,500		4,152,678
County of Miami-Dade, Water and Sewer System, Series B (RB)
3.00%, 10/01/27 (c)	370		360,477
5.00%, 10/01/25 (c)	605		648,103
County of Orange, Water and Wastewater Utility System (RB)
5.00%, 10/01/30 (c)	1,000		1,151,730
5.00%, 10/01/30 (c)	1,000		1,154,351
Florida Department of Environmental Protection, Series A (RB) 5.00%, 07/01/27	125		143,071
Florida Department of Management Services, Series A (CP)
5.00%, 11/01/27	175		200,865
5.00%, 11/01/31 (c)	500		594,037
5.00%, 08/01/25	105		114,869
Florida Department of Management Services, Series A (RB) 5.00%, 09/01/27 (c)	425		486,100
Florida Development Finance Corp., Lakeland Regional Health Systems (RB) 4.00%, 11/15/31 (c)	2,000		2,020,551
Florida Housing Finance Corp., Series 1 (RB)
3.25%, 01/01/27 (c)	130		130,034
3.60%, 01/01/27 (c)	250		250,754
Florida Housing Finance Corp., Series 2 (RB)
2.10%, 01/01/30 (c)	950		828,663
3.20%, 07/01/25 (c)	230		229,147
Florida Municipal Power Agency, All-Requirements Power Supply, Series A (RB) 5.00%, 10/01/26 (c)	125		137,556
JEA Electric System, Series B (RB)
3.38%, 10/01/22 (c)	520		520,204
5.00%, 10/01/27 (c)	885		989,097
5.00%, 10/01/27 (c)	610		686,716
5.00%, 10/01/27 (c)	850		953,128
Lee Memorial Health System, Series A-1 (RB) 5.00%, 04/01/29 (c)	605		662,563

11

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Florida (continued) Manatee County School District (RB) (AGM) 5.00%, 04/01/27 (c)	$160		$180,541
Orange County Health Facilities Authority (RB) 5.00%, 08/01/23 (c)	420		443,636
Orange County School Board, Series C (CP) 5.00%, 08/01/26 (c)	410		453,054
Orange County School Board, Series D (CP) 5.00%, 08/01/25 (c)	310		337,619
Orange County, Tourist Development Tax (RB)
5.00%, 10/01/25 (c)	100		107,372
5.00%, 10/01/26	190		212,682
5.00%, 10/01/29	280		327,734
5.00%, 10/01/30	490		580,675
Orlando Utilities Commission, Series A (RB) 5.00%, 10/01/27 (c)	120		135,478
Palm Beach County Health Facilities Authority, Act Retirement - Life Communities, Inc. (RB) 5.00%, 11/15/26 (c)	350		372,143
Palm Beach County School Board, Series A (CP)
5.00%, 08/01/27	120		137,110
5.00%, 08/01/30 (c)	275		314,259
Palm Beach County School Board, Series C (CP) 5.00%, 08/01/28 (c)	695		797,001
Palm Beach County School Board, Series D (CP) 5.00%, 08/01/25 (c)	2,000		2,156,346
Pasco County School Board, Series C (CP) (AGM) 5.00%, 08/01/30 (c)	1,000		1,157,625
Polk County School District (RB) (SAW) 5.00%, 10/01/29 (c)	1,000		1,167,188
Polk County, School District (RB) 5.00%, 10/01/29 (c)	100		116,028
Reedy Creek Improvement District, Series A (GO) 5.00%, 06/01/27 (c)	175		198,656
School Board of Miami-Dade County (GO) 3.25%, 03/15/27 (c)	125		126,946
School Board of Miami-Dade County, Series D (CP) 5.00%, 02/01/26	165		181,888
South Miami Health Facilities Authority (RB)
5.00%, 08/15/27 (c)	800		878,020
5.00%, 08/15/27 (c)	710		799,419
	Par (000’s	)	Value
Florida (continued)
State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO)
4.00%, 06/01/26 (c)	$500		$535,280
4.00%, 06/01/27 (c)	780		837,882
5.00%, 06/01/28 (c)	145		167,238
State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO) (AMBAC) 3.00%, 06/01/29 (c)	510		506,152
State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO)
5.00%, 06/01/26 (c)	10		11,129
5.00%, 06/01/28	105		122,401
State of Florida, Board of Education, Public Education Capital Outlay, Series E (GO)
2.38%, 06/01/26 (c)	590		566,273
3.00%, 06/01/25 (c)	2,000		2,021,450
State of Florida, Board of Education, Public Education Capital Outlay, Series F (GO) 5.00%, 06/01/26 (c)	135		150,236
State of Florida, Department of Transportation Financing Corp. (RB)
3.00%, 07/01/30 (c)	1,000		1,014,707
3.00%, 07/01/30 (c)	1,000		977,464
State of Florida, Department of Transportation Financing Corp., Series B (RB) 5.00%, 07/01/28 (c)	115		132,034
State of Florida, Department of Transportation, Federal Highway Reimbursement, Series A (RB) 5.00%, 07/01/30	880		1,041,846
State of Florida, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series A (GO)
3.00%, 07/01/27 (c)	555		570,057
5.00%, 07/01/26 (c)	40		44,777
State of Florida, Department of Transportation, Turnpike, Series A (RB) 5.00%, 07/01/28 (c)	580		665,722
Volusia County School Board, Master Lease Program, Series B (CP) 5.00%, 08/01/24 (c)	280		297,439
West Palm Beach Community Redevelopment Agency Tax (TA) (SBG) 5.00%, 03/01/29 (c)	1,285		1,475,862
			58,700,087

12

	Par (000’s	)	Value
Georgia: 2.2%
Augusta, Water and Sewer (RB) 3.00%, 10/01/27 (c)	$420		$428,029
City of Atlanta, Airport Passenger Facility Charge, Series C (RB) 5.00%, 07/01/29 (c)	800		905,379
City of Atlanta, Water and Wastewater (RB)
4.00%, 11/01/29 (c)	1,450		1,520,444
4.00%, 11/01/29 (c)	200		212,459
Clarke County Hospital Authority, Series A (RB) 5.00%, 07/01/26 (c)	250		273,444
Cobb County Kennestone Hospital Authority, Series A (RB) 5.00%, 04/01/27 (c)	750		810,379
County of Fulton, Water and Sewerage, Series A (RB) 3.00%, 01/01/30 (c)	3,000		2,848,100
Forsyth County School District (GO)
5.00%, 02/01/28 (c)	1,000		1,148,246
5.00%, 02/01/28 (c)	1,000		1,156,215
Fulton County, Georgia Water and Sewerage (RB) 5.00%, 01/01/23 (c)	1,350		1,366,159
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Series A (RB) 5.00%, 02/15/27 (c)	225		240,358
Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB) 2.90%, 12/01/25 (c)	925		927,344
Georgia Municipal Electric Authority Project (RB) 5.00%, 01/01/23 (c)	1,000		1,009,881
Georgia State Road and Tollway Authority (RB)
5.00%, 06/01/30 (c)	2,000		2,353,425
5.00%, 06/01/30 (c)	2,550		3,023,705
Georgia State Road and Tollway Authority, Series A (RB) 4.00%, 07/15/31 (c)	3,255		3,568,888
Main Street Natural Gas, Inc., Gas Supply, Series A (RB) 5.00%, 05/15/38	1,000		1,096,224
Municipal Electric Authority of Georgia, Series A (RB)
5.00%, 01/01/32 (c)	1,000		1,094,873
5.00%, 07/01/26 (c)	200		218,588
Private Colleges and Universities Authority, Emory University, Series A (RB) 5.00%, 09/01/29 (c)	500		580,387
	Par (000’s	)	Value
Georgia (continued)
Private Colleges and Universities Authority, Emory University, Series B (RB) 4.00%, 09/01/30 (c)	$350		$369,006
Richmond County Hospital Authority, University Health Services, Inc. Project (RB) 3.00%, 07/01/26 (c)	345		342,910
State of Georgia, Series A (GO)
4.00%, 08/01/30 (c)	935		1,023,279
5.00%, 02/01/26	125		138,958
5.00%, 02/01/26 (c)	680		752,307
5.00%, 02/01/27 (c)	350		396,779
5.00%, 02/01/27 (c)	150		169,782
5.00%, 02/01/27 (c)	1,200		1,348,703
5.00%, 08/01/28	2,815		3,300,207
5.00%, 08/01/29	2,500		2,978,276
State of Georgia, Series C (GO)
5.00%, 07/01/27 (c)	3,000		3,425,062
5.00%, 07/01/27	130		149,651
			39,177,447
Hawaii: 1.2%
City and County of Honolulu Wastewater System (RB) 5.00%, 07/01/29 (c)	875		998,395
City and County of Honolulu, Rail Transit Project, Series B (GO) 5.00%, 03/01/30 (c)	1,930		2,295,778
City and County of Honolulu, Rail Transit Project, Series B (GO) (SD CRED PROG) 5.00%, 03/01/30	350		418,024
City and County of Honolulu, Series B (GO) 5.00%, 09/01/27 (c)	1,015		1,144,055
City and County of Honolulu, Series C (GO) 4.00%, 08/01/29 (c)	750		789,327
City and County of Honolulu, Series C (GO) (BAM) 4.00%, 08/01/29 (c)	120		126,921
City and County of Honolulu, Wastewater System, Series A (RB) 4.00%, 07/01/26 (c)	970		1,023,019
City and County of Honolulu, Wastewater System, Series B (RB)
4.00%, 07/01/26 (c)	100		104,620
5.00%, 07/01/29 (c)	395		459,203
State of Hawaii (RB) 5.00%, 01/01/31 (c)	2,250		2,620,456
State of Hawaii, Department of Budget and Finance, Series A (RB)
5.00%, 07/01/25	175		189,784
6.00%, 07/01/23 (c)	1,000		1,038,049

13

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Hawaii (continued)
State of Hawaii, Series B (RB) 5.00%, 07/01/26 (c)	$295		$327,168
State of Hawaii, Series ET (GO) 3.00%, 10/01/25 (c)	1,000		1,022,899
State of Hawaii, Series FH (GO) 5.00%, 10/01/26 (c)	15		16,778
State of Hawaii, Series FK (GO)
3.25%, 05/01/27 (c)	1,000		1,014,656
5.00%, 05/01/27 (c)	690		769,500
5.00%, 05/01/27 (c)	130		145,226
State of Hawaii, Series FN (GO)
5.00%, 10/01/27 (c)	500		568,127
5.00%, 10/01/27 (c)	105		120,134
State of Hawaii, Series FT (GO)
4.00%, 01/01/28 (c)	295		317,306
5.00%, 01/01/28 (c)	405		458,719
5.00%, 01/01/28 (c)	1,150		1,307,094
5.00%, 01/01/28 (c)	280		321,208
5.00%, 10/01/27 (c)	1,020		1,154,718
State of Hawaii, Series FW (GO) 5.00%, 01/01/29	1,180		1,386,738
University of Hawaii, Series E (RB)
5.00%, 10/01/26 (c)	240		265,612
5.00%, 10/01/26 (c)	285		316,611
			20,720,125
Illinois: 4.5%
Board of Trustees of the University of Illinois, Auxiliary Facilities Sytem, Series A (RB) 5.00%, 04/01/30	1,000		1,155,298
Chicago Board of Education (ST) 5.75%, 04/01/27 (c)	235		256,374
Chicago O'Hare International Airport, Series A (RB)
5.00%, 01/01/27 (c)	175		193,424
5.00%, 01/01/30 (c)	1,000		1,128,075
Chicago O'Hare International Airport, Series B (RB)
5.00%, 01/01/27 (c)	365		397,829
5.00%, 01/01/27 (c)	470		513,623
Chicago O'Hare International Airport, Series C (RB) 5.00%, 01/01/26 (c)	135		145,130
City of Chicago, Board of Education, Dedicated Capital Improvement Tax (ST) 5.75%, 04/01/27 (c)	100		109,305
City of Chicago, Series A (GO)
5.00%, 01/01/24 (c)	1,500		1,529,416
5.00%, 01/01/24 (c)	1,250		1,273,907
5.00%, 01/01/30	2,000		2,175,289
5.00%, 01/01/31 (c)	1,000		1,072,393
City of Chicago, Series A (GO) (SAW) 5.00%, 01/01/29	200		217,815
	Par (000’s	)	Value
Illinois (continued)
City of Chicago, Series B (GO) 4.00%, 01/01/30	$358		$363,966
City of Chicago, Wastewater Transmission, Series B (RB) 5.00%, 01/01/27 (c)	750		806,081
City of Chicago, Water Revenue, Second Lien (RB) 5.00%, 11/01/27 (c)	1,390		1,502,034
City of Chicago, Water Revenue, Second Lien (RB) (AGM) 5.25%, 11/01/27 (c)	180		201,004
City of Springfield, Electric Revenue, Senior Lien (RB) (AGM) 5.00%, 03/01/25 (c)	15		15,976
Community Unit School District No. 300, Kane, McHenry, Cook and DeKalb Counties (GO) 5.00%, 01/01/25 (c)	210		225,376
Cook County, Series A (GO)
5.00%, 11/15/26 (c)	250		274,462
5.00%, 11/15/26 (c)	325		354,868
Illinois Finance Authority, Carle Foundation, Series A (RB) 5.00%, 08/15/31 (c)	1,000		1,140,372
Illinois Finance Authority, Clean Water Initiative (RB)
4.00%, 01/01/26 (c)	165		173,984
4.00%, 01/01/26 (c)	100		107,032
4.00%, 01/01/31 (c)	750		814,431
5.00%, 01/01/26 (c)	685		750,752
5.00%, 01/01/26	135		149,133
5.00%, 01/01/27 (c)	700		772,419
5.00%, 01/01/27 (c)	140		156,105
5.00%, 01/01/27 (c)	400		451,824
5.00%, 01/01/31 (c)	750		883,619
5.00%, 07/01/29 (c)	1,460		1,676,792
Illinois Finance Authority, Clean Water Initiative (RB) (AGM) 5.00%, 07/01/29 (c)	1,400		1,614,603
Illinois Finance Authority, Mercy Health Corp. (RB)
4.00%, 06/01/26 (c)	90		91,471
4.00%, 06/01/26 (c)	160		163,214
5.00%, 06/01/26 (c)	250		266,803
5.00%, 06/01/26 (c)	130		141,551
Illinois Finance Authority, NorthShore University HealthSystem, Series A (RB)
5.00%, 08/15/30 (c)	1,000		1,141,323
5.00%, 08/15/30 (c)	1,295		1,472,578
5.00%, 08/15/30 (c)	1,365		1,568,714
Illinois Finance Authority, Presence Health Network, Series C (RB) 5.00%, 02/15/27 (c)	1,000		1,094,779

14

	Par (000’s	)	Value
Illinois (continued)
Illinois Finance Authority, Rush University Medical Center, Series A (RB) 5.00%, 05/15/25 (c)	$125		$132,691
Illinois Housing Development Authority, Series B (RB) 3.45%, 04/01/27 (c)	480		483,476
Illinois Housing Development Authority, Series C (RB) 3.10%, 02/01/26 (c)	285		285,269
Illinois State Finance Authority, Ann & Robert H. Lurie Children's Hospital (RB) 4.00%, 08/15/27 (c)	1,000		1,014,166
Illinois State Finance Authority, Township High School District No. 207 (RB) 4.00%, 12/01/29 (c)	1,055		1,094,413
Illinois State Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/33	1,000		1,222,091
Illinois State Municipal Electric Agency, Power Supply, Series A (RB) 4.00%, 08/01/25 (c)	2,000		2,041,520
Illinois State Toll Highway Authority, Series A (RB)
5.00%, 01/01/28 (c)	510		571,926
5.00%, 01/01/29	175		204,173
Illinois State Toll Highway Authority, Series B (RB) 5.00%, 01/01/26 (c)	1,500		1,599,185
Illinois State Toll Highway Authority, Series C (RB) 5.00%, 01/01/30 (c)	2,550		3,010,795
Kane, Cook, and Dupage Counties, School District No. U-46, Series A (GO)
5.00%, 01/01/24 (c)	215		224,232
5.00%, 01/01/24 (c)	120		125,204
Kane, Cook, and Dupage Counties, School District No. U-46, Series D (GO)
5.00%, 01/01/24 (c)	335		349,720
5.00%, 01/01/24 (c)	190		198,349
Metropolitan Water Reclamation District of Greater Chicago, Series A (GO)
5.00%, 12/01/26 (c)	115		129,826
5.00%, 12/01/26 (c)	780		872,964
Northern Illinois Municipal Power Agency, Series A (RB)
4.00%, 12/01/26 (c)	1,500		1,531,417
4.00%, 12/01/26 (c)	1,235		1,287,118
5.00%, 12/01/26 (c)	910		1,021,266
5.00%, 12/01/26 (c)	990		1,109,301
	Par (000’s	)	Value
Illinois (continued)
Regional Transportation Authority of Illinois, Series A (RB) 5.00%, 07/01/27 (c)	$500		$564,024
Sales Tax Securitization Corp., Series A (RB)
5.00%, 01/01/28 (c)	250		276,462
5.00%, 01/01/28 (c)	570		626,322
5.00%, 01/01/28 (c)	1,150		1,281,302
5.00%, 01/01/28 (c)	250		275,571
5.00%, 01/01/28 (c)	585		654,562
Sales Tax Securitization Corp., Series A (RB) (BAM) 5.00%, 01/01/30 (c)	155		176,582
State of Illinois (GO)
3.50%, 06/01/26 (c)	685		695,461
4.00%, 03/01/31 (c)	1,000		975,411
4.12%, 11/01/26 (c)	360		369,227
5.00%, 11/01/26 (c)	305		321,379
5.00%, 06/01/26 (c)	370		397,302
State of Illinois (GO) (AGC) 5.50%, 05/01/30	800		921,391
State of Illinois (RB)
3.00%, 06/15/26 (c)	680		653,318
3.00%, 06/15/26 (c)	320		301,623
State of Illinois Sales Tax (RB)
5.00%, 06/15/30	1,000		1,112,095
5.00%, 06/15/31	1,500		1,678,060
State of Illinois Sales Tax (RB) (BAM) 3.00%, 06/15/31 (c)	3,000		2,890,299
State of Illinois, Series A (GO)
5.00%, 12/01/27 (c)	1,000		1,063,842
5.00%, 03/01/31	500		559,840
5.00%, 03/01/31 (c)	1,000		1,098,906
5.00%, 05/01/28 (c)	2,250		2,401,472
5.25%, 12/01/27 (c)	1,200		1,315,812
State of Illinois, Series B (GO) 5.00%, 11/01/29 (c)	1,000		1,106,940
State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	4,105		4,463,602
State of Illinois, Series D (GO) 5.00%, 11/01/27 (c)	3,910		4,280,151
State of Illinois, Series D (RB) 5.00%, 06/15/26 (c)	620		662,876
			78,176,078
Indiana: 0.8%
Carmel Local Public Improvement Bond Bank (RB) 5.00%, 07/15/26 (c)	15		16,566
Duneland School Building Corp., AD Valorem Property Tax (RB) 3.00%, 01/15/32 (c)	1,000		946,657
Indiana Finance Authority Highway, Series C (RB)
5.00%, 12/01/26 (c)	160		180,271
5.00%, 12/01/26 (c)	340		382,625

15

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Indiana (continued)
5.00%, 06/01/28	$420		$487,595
Indiana Finance Authority, First Lien Wastewater Utility (RB) 4.00%, 10/01/31 (c)	2,500		2,635,612
Indiana Finance Authority, Parkview Health, Series A (RB) 5.00%, 11/01/27	250		286,816
Indiana Finance Authority, Series A (RB)
5.00%, 02/01/28 (c)	200		226,873
5.00%, 02/01/29 (c)	220		250,206
5.00%, 02/01/29 (c)	175		199,409
Indiana Finance Authority, Series B (RB) 5.00%, 02/01/26 (c)	130		143,816
Indiana Finance Authority, Series C (RB)
5.00%, 02/01/28 (c)	610		699,526
5.00%, 02/01/28 (c)	1,000		1,151,713
Indiana Finance Authority, Series E (RB)
5.00%, 02/01/29 (c)	1,250		1,421,622
5.00%, 02/01/29 (c)	105		120,191
5.00%, 06/01/29	935		1,102,367
5.00%, 08/01/26 (c)	100		111,433
5.00%, 08/01/26 (c)	160		179,340
Indiana Housing and Community Development Authority, Single Family Mortgage, Series A-1 (RB) 2.85%, 07/01/25 (c)	20		20,023
Indiana Municipal Power Agency, Series A (RB) 5.00%, 01/01/28 (c)	250		279,819
Indianapolis Local Public Improvement Bond Bank, Courhouse and Jail Project, Series A (RB)
5.00%, 02/01/29 (c)	1,715		1,985,337
5.00%, 02/01/29	710		831,328
Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series C (RB) 4.00%, 01/01/28 (c)	160		169,581
Trustees of the Indiana State University, Series A (RB) 5.00%, 06/01/26 (c)	185		206,024
			14,034,750
Iowa: 0.2%
Iowa Finance Authority (RB)
5.00%, 08/01/26	110		123,612
5.00%, 08/01/27 (c)	1,000		1,132,936
5.00%, 08/01/27 (c)	1,000		1,142,944
Iowa Finance Authority, Series A (RB)
5.00%, 08/01/31 (c)	1,000		1,182,725
5.00%, 08/01/31 (c)	500		594,001
	Par (000’s	)	Value
Iowa (continued)
State of Iowa, IJob Program, Series A (RB) 5.00%, 06/01/26 (c)	$125		$138,522
			4,314,740
Kansas: 0.6%
Butler County Unified School District No. 385 (GO)
4.00%, 09/01/27 (c)	500		538,722
4.00%, 09/01/27 (c)	300		321,761
County of Johnson, Internal Improvement, Series A (GO) 4.00%, 09/01/27 (c)	750		798,057
Johnson and Miami Counties Unified School District No. 230 (GO) 4.00%, 09/01/26 (c)	210		218,697
Johnson County, Unified School District No. 233, Series A (GO) 4.00%, 09/01/31 (c)	1,000		1,066,591
Kansas Development Finance Authority, AdventHealth Obligated Group, Series A (RB) 5.00%, 11/15/31 (p)	3,950		4,622,146
Seward County Unified School District No. 480, Series B (GO) 5.00%, 09/01/25 (c)	125		137,005
State of Kansas, Department of Transportation, Highway Revenue, Series A (RB)
5.00%, 09/01/27 (c)	775		873,215
5.00%, 09/01/27 (c)	630		711,842
5.00%, 09/01/27 (c)	150		168,749
State of Kansas, Department of Transportation, Highway Revenue, Series B (RB) 5.00%, 09/01/25 (c)	295		322,495
Wyandotte County, Unified School District No. 500, Series A (GO) 4.00%, 09/01/26 (c)	250		270,281
			10,049,561
Kentucky: 0.8%
Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) (NATL) 5.00%, 09/01/25 (c)	200		217,637
Kentucky State Property & Building Commission, Project No. 115 (RB) (BAM) 5.00%, 04/01/27 (c)	1,420		1,577,207
Kentucky State Property & Building Commission, Project No. 119 (RB) 5.00%, 05/01/28	100		113,857
Kentucky State Property & Building Commission, Project No. 119 (RB) (BAM) 5.00%, 05/01/28 (c)	3,285		3,679,646

16

	Par (000’s	)	Value
Kentucky (continued)
Louisville and Jefferson County, Metro Government, Norton Healthcare, Inc., Series A (RB)
4.00%, 10/01/26 (c)	$2,950		$2,966,121
5.00%, 10/01/26 (c)	290		313,259
5.00%, 10/01/26 (c)	55		59,777
Louisville and Jefferson County, Metro Government, Norton Healthcare, Inc., Series D (RB) 5.00%, 10/01/29 (c) (p)	1,000		1,123,532
Louisville and Jefferson County, Metropolitan Sewer District, Kentucky Sewer and Drainage System, Series A (RB) 4.00%, 05/15/23 (c)	2,000		2,015,167
Paducah Electric Plant Board, Series A (RB) (AGM) 5.00%, 10/01/26	20		22,550
University of Kentucky, Series A (RB)
3.00%, 04/01/26 (c)	770		744,271
4.00%, 04/01/26 (c)	500		526,600
			13,359,624
Louisiana: 1.0%
City of New Orleans, Louisiana Public Improvement, Series A (GO) 5.00%, 12/01/30 (c)	1,000		1,136,238
City of Shreveport, Water and Sewer Revenue, Series C (RB) (BAM) 4.00%, 12/01/28 (c)	250		266,829
Jefferson Sales Tax District, Parish of Jefferson, Series B (RB) (AGM) 5.00%, 12/01/29 (c)	615		708,331
Jefferson Sales Tax District, Series B (RB) (AGM)
4.00%, 12/01/29 (c)	500		528,314
5.00%, 12/01/27 (c)	280		312,450
Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	3,540		3,512,747
Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project, Series A (RB) 3.25%, 10/01/27 (c)	200		200,528
Louisiana Local Government Environmental Facilities and Community Development, Series B (RB) 2.50%, 04/01/26 (c)	1,455		1,228,528
	Par (000’s	)	Value
Louisiana (continued)
Louisiana Public Facilities Authority, Tulane University, Series A (RB) 5.00%, 04/01/30 (c)	$1,000		$1,103,633
Louisiana Public Facilities Authority, Tulane University, Series A (RB) (AGM) 5.00%, 04/01/30 (c)	1,000		1,107,222
State of Louisiana, Series A (GO)
3.50%, 04/01/27 (c)	150		152,952
5.00%, 03/01/29 (c)	115		134,588
5.00%, 03/01/30 (c)	930		1,097,778
5.00%, 03/01/31 (c)	1,000		1,158,340
5.00%, 03/01/31 (c)	750		907,843
5.00%, 04/01/27 (c)	565		639,050
5.00%, 09/01/26 (c)	640		712,126
State of Louisiana, Series A (GO) (BAM)
5.00%, 03/01/30 (c)	425		486,925
5.00%, 03/01/30 (c)	910		1,065,010
State of Louisiana, Series B (GO)
5.00%, 10/01/27	150		172,813
5.00%, 08/01/26 (c)	205		228,689
5.00%, 08/01/26 (c)	200		222,297
State of Louisiana, Series D (GO)
3.00%, 09/01/26 (c)	200		201,713
5.00%, 09/01/26 (c)	100		111,394
			17,396,338
Maryland: 3.0%
City of Baltimore, Consolidated Public Improvement, Series B (GO) 5.00%, 10/15/27 (c)	250		286,345
County of Baltimore (GO)
4.00%, 03/01/30 (c)	1,140		1,244,445
5.00%, 03/01/30	945		1,138,176
5.00%, 03/01/30 (c)	325		389,347
County of Baltimore (GO) (AGC) 4.00%, 03/01/29 (c)	1,925		2,080,067
County of Montgomery, Series A (GO)
3.00%, 08/01/30 (c)	750		768,195
5.00%, 12/01/24 (c)	20		21,506
County of Montgomery, Series C (GO) 4.00%, 10/01/27 (c)	1,070		1,163,968
Maryland Department of Transportation (RB) 3.00%, 09/01/27 (c)	500		511,775
Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program (RB) 5.00%, 05/01/26 (c)	250		271,594

17

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Maryland (continued)
Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program, Series A (RB) 5.00%, 05/01/28 (c)	$1,000		$1,128,086
Maryland State, Series A (GO)
3.25%, 08/01/23 (c)	2,000		2,014,914
5.00%, 08/01/30 (c)	1,000		1,186,769
Maryland Transportation Authority, Transportation Facilities Projects, Series A (RB) 5.00%, 07/01/30	1,900		2,272,096
Prince George’s County, Series A (GO)
5.00%, 07/15/28 (c)	1,150		1,340,789
5.00%, 07/15/28 (c)	2,500		2,864,878
Prince George’s County, Series A (GO) (SAW) 4.00%, 07/15/28 (c)	1,000		1,097,889
State of Maryland, Department of Transportation (RB)
2.12%, 10/01/29 (c)	2,000		1,644,783
3.00%, 11/01/24 (c)	1,000		1,021,321
3.00%, 11/01/24 (c)	520		526,339
3.12%, 05/01/25 (c)	855		869,582
4.00%, 05/01/28 (c)	750		818,403
State of Maryland, Department of Transportation (RB) (SAW) 2.12%, 10/01/27 (c)	2,340		2,176,045
State of Maryland, State and Local Facilities Loan (GO)
4.00%, 08/01/28 (c)	530		573,677
5.00%, 03/15/29 (c)	3,000		3,511,244
5.00%, 08/01/27	125		144,173
5.00%, 08/01/28 (c)	1,000		1,163,335
State of Maryland, State and Local Facilities Loan, Series A (GO)
3.00%, 08/01/27 (c)	1,000		1,022,502
3.12%, 03/15/28 (c)	250		254,883
4.00%, 03/15/27 (c)	1,185		1,277,888
5.00%, 03/15/28 (c)	1,255		1,454,342
5.00%, 03/15/29	1,000		1,185,976
5.00%, 03/15/30 (c)	5,500		6,601,241
5.00%, 08/01/30 (c)	1,125		1,343,479
5.00%, 08/01/31 (c)	1,400		1,702,482
State of Maryland, State and Local Facilities Loan, Series B (GO) 5.00%, 08/01/28	2,895		3,395,786
Washington Suburban Sanitary District, Maryland Consolidated Public Improvement (GO)
5.00%, 06/01/26 (c)	750		824,363
5.00%, 06/01/27 (c)	550		625,162
	Par (000’s	)	Value
Maryland (continued)
Washington Suburban Sanitary District, Maryland Consolidated Public Improvement (RB) 4.00%, 12/01/30 (c)	$525		$582,386
			52,500,231
Massachusetts: 2.9%
City of Boston, Series A (GO) 5.00%, 03/01/29	100		118,520
Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB) 5.00%, 06/01/24 (c)	980		1,027,651
Commonwealth of Massachusetts, Series A (GO) 5.00%, 09/01/28	2,000		2,343,270
Commonwealth of Massachusetts, Series B (GO)
5.00%, 07/01/26 (c)	155		172,583
5.00%, 07/01/26 (c)	600		665,722
5.00%, 07/01/26 (c)	1,860		2,044,275
Commonwealth of Massachusetts, Series C (GO)
3.00%, 02/01/24 (c)	400		401,409
5.00%, 05/01/23 (c)	205		209,540
5.00%, 05/01/23 (c)	350		357,405
5.00%, 05/01/30	1,000		1,197,116
Commonwealth of Massachusetts, Series C (GO) (AGM) 5.00%, 05/01/31	2,665		3,232,550
Commonwealth of Massachusetts, Series D (GO)
4.00%, 11/01/30 (c)	2,000		2,125,699
4.00%, 05/01/28 (c)	1,165		1,228,038
5.00%, 07/01/30 (c)	365		425,123
Commonwealth of Massachusetts, Series D (GO) (SBG) 5.00%, 07/01/30 (c)	2,000		2,316,218
Commonwealth of Massachusetts, Series E (GO)
3.00%, 11/01/27 (c)	1,275		1,263,083
4.00%, 04/01/25 (c)	1,000		1,034,203
5.00%, 11/01/27 (c)	100		113,516
5.00%, 11/01/30 (c)	1,000		1,191,012
5.00%, 09/01/28 (c)	1,010		1,145,564
Commonwealth of Massachusetts, Series I (GO) 5.00%, 12/01/26 (c)	10		11,310
Commonwealth of Massachusetts, Transportation Fund, Series A (GO) 5.00%, 12/01/26 (c)	500		556,345

18

	Par (000’s	)	Value
Massachusetts (continued)
Commonwealth of Massachusetts, Transportation Fund, Series A (RB)
4.00%, 12/01/27 (c)	$450		$470,789
5.00%, 06/01/26 (c)	20		22,335
5.00%, 06/01/31 (c)	800		941,687
Massachusetts Bay Transportation Authority, Series A (RB)
0.00%, 07/01/26 (c) ^	130		103,746
2.00%, 07/01/26 (c)	210		206,175
Massachusetts Clean Water Trust (RB) 5.00%, 08/01/28 (c)	1,000		1,141,394
Massachusetts Clean Water Trust, Series A (RB) 5.00%, 02/01/31 (c)	540		634,558
Massachusetts Department of Transportation, Metropolitan Highway System, Series A (RB) 5.00%, 01/01/29	1,000		1,173,234
Massachusetts Department of Transportation, Metropolitan Highway System, Series A (RB) (SAW) 5.00%, 01/01/29 (c)	1,000		1,145,734
Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Series K (RB) 5.00%, 07/01/29 (c)	255		282,020
Massachusetts Development Finance Agency, CareGroup Issue, Series I (RB) 5.00%, 07/01/26 (c)	200		219,476
Massachusetts Development Finance Agency, CareGroup Issue, Series J-2 (RB) (SBG) 5.00%, 07/01/28 (c)	130		142,985
Massachusetts Development Finance Agency, Harvard University Issue, Series A (RB)
4.00%, 07/15/26 (c)	1,000		1,038,609
5.00%, 07/15/26 (c)	480		534,727
5.00%, 07/15/26 (c)	3,300		3,680,241
Massachusetts Development Finance Agency, Partners Healthcare System, Series S (RB) 4.00%, 01/01/28 (c)	1,500		1,534,843
Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/27 (c)	500		530,227
	Par (000’s	)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Williams College, Series P (RB) 5.00%, 07/01/23 (c)	$1,500		$1,525,554
Massachusetts Housing Finance Agency, Series B-1 (RB) (FHA) 2.75%, 12/01/28 (c)	150		142,385
Massachusetts School Building Authority, Dedicated Sales Tax, Series C (RB) 5.00%, 11/15/26 (c)	125		138,152
Massachusetts Water Resources Authority, Series B (RB) 5.00%, 08/01/30 (c)	1,500		1,745,613
Massachusetts Water Resources Authority, Series B (RB) (AGM) 5.25%, 08/01/30	2,000		2,450,316
Massachusetts Water Resources Authority, Series C (RB) 5.00%, 08/01/27 (c)	2,115		2,388,673
University of Massachusetts Building Authority, Series 1 (RB)
5.00%, 11/01/29 (c)	750		867,112
5.00%, 11/01/29 (c)	475		550,904
5.00%, 05/01/29 (c)	1,220		1,400,357
University of Massachusetts Building Authority, Series 1 (RB) (SD CRED PROG) 5.00%, 11/01/29 (c)	500		583,826
University of Massachusetts Building Authority, Series 3 (RB) 5.00%, 11/01/27 (c)	1,020		1,156,540
			49,932,364
Michigan: 1.0%
Board of Governors of Wayne State University, Series A (RB) 5.00%, 05/15/26 (c)	285		313,218
Board of Trustees of Michigan State University, Series B (RB) 5.00%, 02/15/29 (c)	340		387,192
Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C (RB)
5.00%, 07/01/26 (c)	250		273,537
5.00%, 07/01/26 (c)	250		274,326
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B (RB)
5.00%, 07/01/26 (c)	290		316,314
5.00%, 07/01/26 (c)	500		549,633
5.00%, 07/01/26 (c)	570		624,782

19

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Michigan (continued)
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series C (RB)
5.00%, 07/01/26 (c)	$1,025		$1,118,006
5.00%, 07/01/26 (c)	30		33,081
Great Lakes Water Authority, Water Supply System, Second Lien, Series D (RB) 5.00%, 07/01/26 (c)	130		142,240
Livingston County, Brighton Area Schools (GO) 5.00%, 05/01/29	985		1,148,381
Michigan Finance Authority, Charter County of Wayne Criminal Justice Center Project (RB) (SAW) 5.00%, 11/01/28 (c)	2,645		3,086,276
Michigan Finance Authority, Clean Water, Series B (RB)
5.00%, 10/01/25	110		120,858
5.00%, 10/01/26	100		112,621
Michigan Finance Authority, Henry Ford Health System (RB) 3.00%, 11/15/26 (c)	140		135,544
Michigan Finance Authority, Local Government Loan Program, Series H-1 (RB)
5.00%, 10/01/24 (c)	725		760,992
5.00%, 11/15/26 (c)	150		165,447
Michigan Finance Authority, Tabaco Settlement, Series A (RB) 5.00%, 12/01/30 (c)	500		553,968
Michigan Finance Authority, Trinity Health Credit Group, Series MI (RB)
5.00%, 12/01/27 (c)	585		642,582
5.00%, 06/01/27 (c)	75		82,692
Michigan State Building Authority, Series I (RB)
5.00%, 10/15/25 (c)	25		27,489
5.00%, 10/15/25 (c)	5		5,498
5.00%, 10/15/25 (c)	10		10,796
5.00%, 10/15/26 (c)	570		624,670
5.00%, 10/15/26 (c)	120		130,261
5.00%, 10/15/26 (c)	125		136,624
Michigan State Hospital Finance Authority, Series C (RB) 5.00%, 12/01/27	100		114,878
Michigan State Housing Development Authority, Single-Family Mortgage, Series B (RB)
3.10%, 06/01/26 (c)	1,370		1,367,868
3.35%, 06/01/26 (c)	135		133,612
	Par (000’s	)	Value
Michigan (continued)
State of Michigan Trunk Line, Series A (RB) 5.00%, 11/15/31 (c)	$1,900		$2,238,513
State of Michigan, Environmental Program (GO) 3.00%, 05/01/26 (c)	410		418,131
State of Michigan, Environmental Program, Series A (GO)
3.00%, 05/15/30 (c)	750		717,880
5.00%, 12/01/25 (c)	10		11,020
Wayne County Airport Authority, Deroit Metropolitan Airport, Series A (RB) 5.00%, 12/01/28 (c)	560		642,891
			17,421,821
Minnesota: 1.0%
City of Minneapolis, Fairview Health Services, Series A (RB) 5.00%, 11/15/28 (c)	125		136,072
Minneapolis-St. Paul Metropolitan Airports Commission, Series A (RB) 5.00%, 07/01/29 (c)	200		228,128
Minneapolis-St. Paul Metropolitan Airports Commission, Series B (RB)
5.00%, 01/01/27 (c)	325		358,871
5.00%, 01/01/27 (c)	515		569,901
Regents of the University of Minnesota, Series B (RB) 5.00%, 12/01/27 (c)	1,000		1,132,599
Roseville Independent School District No. 623 (GO) (SD CRED PROG) 5.00%, 02/01/27 (c)	500		559,075
State of Minnesota, State Trunk Highway, Series B (GO)
3.00%, 08/01/26 (c)	500		518,503
5.00%, 08/01/28	100		117,484
State of Minnesota, State Trunk Highway, Series E (GO) 3.00%, 10/01/27 (c)	120		125,519
State of Minnesota, Various Purpose, Series A (GO)
5.00%, 10/01/27 (c)	400		459,722
5.00%, 08/01/29 (c)	1,000		1,166,919
5.00%, 08/01/29 (c)	1,000		1,155,486
5.00%, 08/01/29	400		478,251
5.00%, 08/01/30 (c)	2,000		2,346,329
5.00%, 08/01/30 (c)	2,000		2,340,020
State of Minnesota, Various Purpose, Series D (GO)
2.25%, 08/01/26 (c)	925		931,318
3.00%, 10/01/27 (c)	1,000		1,042,035
3.00%, 10/01/27 (c)	1,000		1,037,765

20

	Par (000’s	)	Value
Minnesota (continued)
University of Minnesota, Series B (RB) 5.00%, 12/01/27 (c)	$805		$923,381
Virginia Independent School District No. 706, Series A (GO) (SD CRED PROG) 3.00%, 02/01/28 (c)	1,000		1,009,205
			16,636,583
Mississippi: 0.3%
State of Mississippi, Series A (GO)
5.00%, 10/01/27 (c)	430		489,681
5.00%, 10/01/27 (c)	880		998,181
State of Mississippi, Series A (RB)
5.00%, 10/15/28 (c)	550		608,624
5.00%, 10/15/28 (c)	400		448,406
5.00%, 10/15/28 (c)	1,000		1,113,696
State of Mississippi, Series B (GO)
4.00%, 10/01/29 (c)	295		312,015
5.00%, 12/01/26 (c)	155		175,534
State of Mississippi, Series C (GO) 5.00%, 10/01/28 (c)	1,005		1,142,579
			5,288,716
Missouri: 0.5%
City of Kansas, Series C (RB) 5.00%, 09/01/27 (c)	1,030		1,162,668
Curators of the University of Missouri, Series B (RB) 5.00%, 11/01/30	1,400		1,683,820
Health and Educational Facilities Authority, Mercy Health, Series A (RB) 5.00%, 12/01/28 (c)	250		282,550
Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Series A (RB) 4.00%, 06/01/26 (c)	15		15,843
Platte County Park Hill School District (GO) (SAW)
3.00%, 03/01/26 (c)	225		225,572
3.00%, 03/01/26 (c)	105		105,514
Springfield School District No. R-12 (GO) 4.00%, 03/01/29 (c)	650		704,345
Springfield School District No. R-12 (GO) (SAW)
4.00%, 03/01/28 (c)	95		103,705
4.00%, 03/01/28 (c)	1,035		1,124,836
4.00%, 03/01/29 (c)	1,415		1,522,478
5.00%, 03/01/29 (c)	450		507,503
St. Louis County, Convention Center, Series A (RB) 5.25%, 12/01/30 (c)	1,000		1,159,782
			8,598,616
	Par (000’s	)	Value
Montana: 0.0%
Montana Facility Finance Authority, SCL Health System, Series A (RB) 5.00%, 01/01/29	$150		$174,226
Nebraska: 0.4%
Central Plains Energy Project, Gas Project Crossover, Series A (RB)
5.00%, 09/01/32	1,280		1,423,773
5.00%, 09/01/34	3,300		3,676,085
Omaha Public Power District, Electric System, Series A (RB) 5.00%, 12/01/27 (c)	100		111,982
Omaha Public Power District, Electric System, Series A (RB) (SAW) 5.00%, 02/01/29 (c)	1,125		1,306,746
			6,518,586
Nevada: 1.0%
Clark County Limited Tax Bond Bank, Series B (GO) 5.00%, 11/01/26 (c)	300		333,214
Clark County School District, Series A (GO) 5.00%, 06/15/31	530		630,713
Clark County School District, Series A (GO) (AGM)
5.00%, 06/15/30 (c)	1,000		1,167,199
5.00%, 06/15/30 (c)	915		1,052,525
Clark County School District, Series B (GO)
4.00%, 11/01/26 (c)	250		264,190
4.00%, 11/01/26 (c)	155		164,542
Clark County School District, Series B (GO) (BAM) 3.00%, 06/15/30 (c)	1,500		1,367,294
Clark County School District, Series C (GO) 5.00%, 12/15/27 (c)	1,050		1,183,026
Clark County Water Reclamation District (GO) 3.00%, 07/01/26 (c)	630		652,898
Clark County, Las Vegas McCarran International Airport Passenger Facility, Series E (RB) 5.00%, 07/01/29 (c)	1,200		1,366,589
Clark County, Limited Tax (GO) 4.00%, 06/01/29 (c)	1,000		1,047,365
Clark County, Limited Tax, Series A (GO)
5.00%, 06/01/28 (c)	150		169,084
5.00%, 06/01/28 (c)	1,110		1,275,649
Clark County, Limited Tax, Series C (GO)
3.00%, 07/01/27 (c)	305		305,983
3.00%, 07/01/27 (c)	270		266,447

21

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Nevada (continued)
Clark County, Nevada McCarran International Airport, Series B (RB) 5.00%, 07/01/29 (c)	$275		$315,466
Clark County, Nevada McCarran International, Airport Passenger Facility, Series E (RB) 5.00%, 07/01/29 (c)	470		538,840
Clark County, Nevada Pollution Control, Southern California Edison Company (RB) 2.10%, 06/01/31	1,500		1,311,767
Las Vegas Valley Water District, Series A (GO) 5.00%, 06/01/26 (c)	190		212,114
State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB)
4.00%, 06/01/27 (c)	1,000		1,058,452
5.00%, 06/01/27 (c)	795		901,541
State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) (AGM)
3.38%, 06/01/28 (c)	325		331,807
4.00%, 06/01/28 (c)	760		817,177
4.00%, 06/01/28 (c)	760		819,839
Truckee Meadows Water Authority (RB)
5.00%, 07/01/26 (c)	355		390,759
5.00%, 07/01/26 (c)	30		33,224
			17,977,704
New Jersey: 3.9%
City of Ocean City (GO) 2.25%, 09/15/26 (c)	250		222,976
County of Hudson (GO)
2.00%, 11/15/28 (c)	2,000		1,654,229
2.00%, 11/15/28 (c)	685		555,392
2.12%, 11/15/28 (c)	265		214,139
County of Union, Technical School Bonds, Series A (GO) 3.00%, 09/01/25 (c)	600		610,734
New Jersey Economic Development Authority, Montclair State University Student Housing Project (RB) (AGM) 4.00%, 06/01/27 (c)	275		286,007
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB) (BAM) 3.12%, 07/01/27 (c)	755		742,521
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) (AGM) 5.00%, 11/01/29 (c)	260		289,057
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Series A (RB) (AGM) 5.00%, 11/01/29 (c)	$1,000		$1,107,266
New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB) 5.50%, 12/15/26 (c)	380		413,671
New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB) 5.50%, 12/15/26 (c)	275		317,499
New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB)
5.00%, 06/15/27 (c)	935		1,005,733
5.00%, 06/15/27	245		271,503
5.00%, 06/15/27 (c)	615		659,173
New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB) 5.00%, 12/15/29 (c)	1,250		1,368,721
New Jersey Economic Development Authority, School Facilities Construction, Series MMM (RB) 4.00%, 12/15/29 (c)	1,080		1,092,496
New Jersey Economic Development Authority, State House Project, Series B (RB)
4.00%, 12/15/28 (c)	1,290		1,347,182
5.00%, 12/15/28 (c)	315		345,440
New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB) 5.00%, 06/15/24 (c)	230		240,043
New Jersey Educational Facilities Authority, Princeton University, Series C (RB)
2.00%, 03/01/31 (c)	1,000		809,804
2.00%, 03/01/31 (c)	1,975		1,566,127
2.00%, 03/01/31 (c)	6,000		4,657,309
New Jersey Educational Facilities Authority, Princeton University, Series I (RB) 5.00%, 07/01/27 (c)	500		568,709
New Jersey Health Care Facilities Financing Authority, Inspira Health, Series A (RB) 3.38%, 07/01/27 (c)	360		360,666

22

	Par (000’s	)	Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, Robert Wood Jonson University Hospital, Series A (RB) 5.25%, 07/01/23 (c)	$1,355		$1,388,157
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health, Series A (RB) 4.00%, 07/01/26 (c)	1,590		1,616,714
New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System (RB) 3.00%, 07/01/26 (c)	115		108,329
New Jersey Health Care Facilities Financing Authority, Valley Health System (RB) 5.00%, 07/01/29 (c)	1,000		1,113,358
New Jersey Housing and Mortgage Finance Agency, Series A (RB) 3.75%, 10/01/27 (c)	870		866,831
New Jersey State Turnpike Authority, Series B (RB)
5.00%, 01/01/28 (c)	115		129,320
5.00%, 01/01/28 (c)	2,900		3,231,007
5.00%, 01/01/28 (c)	1,080		1,207,663
New Jersey State, COVID-19, Series A (GO)
4.00%, 06/01/32	1,135		1,253,517
5.00%, 06/01/29	1,000		1,157,676
New Jersey Transportation Trust Fund Authority, Series A (RB)
4.00%, 12/15/28 (c)	2,830		2,951,379
5.00%, 12/15/28	500		561,924
5.00%, 12/15/28 (c)	1,100		1,199,648
5.00%, 12/15/28 (c)	1,395		1,527,948
5.00%, 12/15/28 (c)	1,000		1,082,050
5.00%, 06/15/26 (c)	435		471,224
5.00%, 06/15/31 (c)	500		559,390
New Jersey Transportation Trust Fund Authority, Series A-1 (RB) 4.10%, 06/15/26 (c)	780		816,319
New Jersey Transportation Trust Fund Authority, Series AA (RB)
5.00%, 12/15/30 (c)	1,200		1,310,352
5.00%, 06/15/23 (c)	1,500		1,534,167
New Jersey Turnpike Authority, Series A (RB)
4.00%, 01/01/27 (c)	135		139,881
5.00%, 01/01/27 (c)	1,625		1,803,263
5.00%, 01/01/27 (c)	270		294,988
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Turnpike Authority, Series E (RB)
5.00%, 01/01/28 (c)	$200		$224,904
5.00%, 01/01/28 (c)	115		130,852
New Jersey Turnpike Authority, Series G (RB) 5.00%, 01/01/28 (c)	1,000		1,109,753
New Jersey Turnpike Authority, Series G (RB) (AGM) 4.00%, 01/01/28 (c)	2,130		2,261,260
State of New Jersey, Series A (GO) 3.00%, 06/01/32	250		251,087
State of New Jersey, Various Purposes (GO)
2.00%, 12/01/29 (c)	3,000		2,722,059
2.00%, 12/01/29 (c)	3,000		2,475,171
2.00%, 12/01/29 (c)	3,000		2,376,165
5.00%, 12/01/29 (c)	5,000		5,621,328
5.00%, 06/01/27 (c)	400		449,170
Tobacco Settlement Financing Corp., Series A (RB)
5.00%, 06/01/28 (c)	250		270,377
5.00%, 06/01/28 (c)	195		213,649
5.00%, 06/01/28 (c)	225		242,251
5.00%, 06/01/28 (c)	2,500		2,713,854
5.00%, 06/01/28 (c)	500		545,192
			68,638,574
New York: 17.2%
City of New York Housing Development Corp., Series G-1 (RB) 3.10%, 11/01/25 (c)	500		492,221
City of New York, Series A (GO)
4.00%, 08/01/26 (c)	485		502,856
4.00%, 08/01/31 (c)	600		619,245
5.00%, 08/01/26 (c)	1,810		2,000,066
5.00%, 08/01/27 (c)	540		614,158
5.00%, 08/01/27	550		631,241
5.00%, 08/01/30	415		495,816
City of New York, Series A-1 (GO) 5.00%, 08/01/29	1,000		1,179,884
City of New York, Series B-1 (GO)
4.00%, 12/01/26 (c)	250		257,334
5.00%, 10/01/27 (c)	100		111,000
5.00%, 10/01/29 (c)	1,125		1,300,922
5.00%, 10/01/29 (c)	500		582,273
5.00%, 11/01/30	1,000		1,198,572
5.00%, 12/01/26 (c)	395		439,480
5.25%, 10/01/27 (c)	920		1,049,552
City of New York, Series C (GO)
5.00%, 02/01/25 (c)	1,165		1,246,816
5.00%, 02/01/27 (c)	225		253,362
City of New York, Series C and D (GO) 5.00%, 02/01/26 (c)	110		121,455

23

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
5.00%, 02/01/28 (c)	$1,250		$1,402,423
5.00%, 02/01/28 (c)	820		941,868
City of New York, Series C-1 (GO) (SBG) 5.00%, 08/01/28	2,000		2,328,725
City of New York, Series C-1 (GO) (SD CRED PROG) 5.00%, 08/01/30	2,000		2,389,474
City of New York, Series D-1 (GO) (BAM) 5.00%, 03/01/30 (c)	1,565		1,770,237
City of New York, Series E (GO) 5.00%, 08/01/26 (c)	540		596,705
City of New York, Series E-1 (GO)
5.00%, 03/01/28 (c)	1,015		1,146,680
5.25%, 03/01/28 (c)	1,000		1,138,072
5.25%, 03/01/28 (c)	1,500		1,720,761
City of New York, Series F-1 (GO) 5.00%, 04/01/28 (c)	250		280,674
City of New York, Series I-A (GO) 4.00%, 10/01/30 (c)	2,000		2,079,159
City of New York, Series L (GO) 5.00%, 04/01/29 (c)	400		459,430
City of New York, Series L-5 (GO) 5.00%, 04/01/31 (c)	1,865		2,167,426
City of New York, Series L-6 (GO)
5.00%, 04/01/28	175		202,766
5.00%, 04/01/29 (c)	1,000		1,163,273
City of Troy Capital Resource Corp., Series A (RB) 5.00%, 09/01/30 (c)	500		550,569
County of Nassau, Interim Finance Authority, Public Benefit Corp., Series A (RB) 5.00%, 05/15/31 (c)	1,500		1,776,350
County of Nassau, Series C (GO)
5.00%, 10/01/27	310		354,846
5.00%, 10/01/27 (c)	600		672,889
County of Suffolk, Series D (GO) (BAM) 4.00%, 10/15/27 (c)	1,520		1,649,095
Hudson Yards Infrastructure Corp., Series A (RB)
5.00%, 02/15/27 (c)	460		510,454
5.00%, 02/15/27 (c)	3,025		3,382,002
5.00%, 02/15/27 (c)	1,700		1,891,025
5.00%, 02/15/27 (c)	1,400		1,561,181
Long Island Power Authority, Electric System (RB)
5.00%, 09/01/27 (c)	305		344,530
5.00%, 09/01/27 (c)	500		560,363
5.00%, 09/01/27 (c)	750		838,564
5.00%, 09/01/28 (c)	1,035		1,160,311
	Par (000’s	)	Value
New York (continued)
Long Island Power Authority, Electric System, Series A (RB) 3.00%, 09/01/28 (c)	$450		$411,135
Long Island Power Authority, Electric System, Series B (RB) 5.00%, 09/01/26 (c)	40		44,641
Metropolitan Transportation Authority, Series A (RB) 4.00%, 11/15/26 (c)	340		344,621
Metropolitan Transportation Authority, Series A-2 (RB) 5.00%, 05/15/27 (c)	155		169,359
Metropolitan Transportation Authority, Series B (RB)
4.00%, 11/15/26 (c)	215		217,170
5.00%, 11/15/26 (c)	310		338,755
5.00%, 11/15/28	380		419,992
5.00%, 11/15/28	380		419,992
Metropolitan Transportation Authority, Series B-2 (RB)
5.00%, 11/15/26 (c)	15		16,564
5.00%, 11/15/27 (c)	200		221,543
5.00%, 11/15/27 (c)	1,185		1,306,517
Metropolitan Transportation Authority, Series C-1 (RB)
4.00%, 05/15/28 (c)	395		400,449
4.00%, 05/15/28 (c)	410		411,453
4.00%, 05/15/28 (c)	1,240		1,269,268
5.00%, 11/15/26 (c)	155		169,377
5.00%, 05/15/28 (c)	1,260		1,385,030
5.00%, 05/15/28 (c)	1,540		1,676,180
5.00%, 05/15/28 (c)	810		870,465
5.00%, 05/15/28 (c)	2,540		2,734,225
5.00%, 05/15/28 (c)	470		514,273
5.00%, 05/15/28 (c)	1,445		1,567,617
Metropolitan Transportation Authority, Series C-2 (RB) 0.00%, 11/15/33 ^	1,035		692,605
Metropolitan Transportation Authority, Series D (RB)
3.12%, 11/15/26 (c)	265		240,850
4.00%, 11/15/26 (c)	400		409,502
5.00%, 05/15/28 (c)	1,085		1,181,380
5.00%, 05/15/28 (c)	535		575,909
5.00%, 05/15/28 (c)	1,570		1,694,154
Metropolitan Transportation Authority, Series E (RB)
5.00%, 11/15/23 (c)	1,775		1,812,344
5.00%, 11/15/30	1,000		1,121,765
Monroe County Industrial Development Corp. (RB) 3.00%, 12/01/30 (c)	865		714,516
New York City Housing Development Corp. (RB) (FHA 542(C)) 2.10%, 05/01/29 (c)	2,000		1,654,190

24

	Par (000’s	)	Value
New York (continued)
New York City Housing Development Corp., Multi- Family Housing, Series A (RB) (AGC) 2.90%, 04/01/30 (c)	$1,000		$879,615
New York City Housing Development Corp., Multi- Family Housing, Series A-1 (RB) 3.70%, 11/15/23 (c)	2,000		1,999,668
New York City Housing Development Corp., Multi- Family Housing, Series A-1-C (RB) 2.35%, 05/01/28 (c)	1,100		952,368
New York City Housing Development Corp., Multi- Family Housing, Series C-1 (RB) 2.10%, 05/01/29 (c)	1,340		1,108,307
New York City Industrial Development Agency (RB) (AGM)
4.00%, 01/01/31 (c)	500		540,673
4.00%, 09/01/30 (c)	1,500		1,623,565
5.00%, 01/01/31	2,700		3,098,530
New York City Industrial Development Agency, Queens Baseball Stadium Project, Series A (RB) (AGM) 2.00%, 01/01/31 (c)	1,250		939,881
New York City Industrial Development Agency, Yankee Stadium Project, Series A (RB) (AGM) 5.00%, 03/01/30	2,145		2,432,047
New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW)
3.00%, 07/15/31 (c)	1,400		1,298,310
4.00%, 07/15/31 (c)	1,375		1,430,785
5.00%, 07/15/31 (c)	1,000		1,193,359
New York City Transitional Finance Authority, Building Aid, Series S-2 (RB) (SAW)
5.00%, 07/15/25 (c)	135		147,150
5.00%, 07/15/28 (c)	1,010		1,159,402
New York City Transitional Finance Authority, Building Aid, Series S-3 (RB) (SAW)
5.00%, 07/15/28 (c)	1,000		1,127,094
5.00%, 07/15/28 (c)	1,605		1,827,377
New York City Transitional Finance Authority, Building Aid, Series S-4 (RB) (SAW)
5.00%, 07/15/28 (c)	500		569,276
5.00%, 07/15/28 (c)	100		114,792
5.25%, 07/15/28 (c)	415		475,877
	Par (000’s	)	Value
New York (continued)
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB)
3.00%, 11/01/30 (c)	$2,000		$1,872,060
5.00%, 11/01/30 (c)	3,000		3,442,693
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
4.00%, 05/01/26 (c)	630		660,862
5.00%, 11/01/31 (c)	1,000		1,191,606
5.00%, 05/01/26 (c)	880		961,052
5.00%, 05/01/26 (c)	280		310,029
5.00%, 05/01/26 (c)	450		493,140
5.00%, 05/01/26 (c)	655		714,100
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
5.00%, 11/01/22 (c)	1,000		1,007,227
5.00%, 08/01/24 (c)	260		275,193
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
4.00%, 08/01/27 (c)	115		119,339
5.00%, 05/01/27 (c)	1,065		1,189,026
5.00%, 08/01/26 (c)	895		985,740
5.00%, 08/01/26 (c)	540		594,748
5.00%, 08/01/26 (c)	690		762,734
5.00%, 08/01/26 (c)	530		590,165
5.00%, 08/01/27 (c)	125		141,724
5.00%, 08/01/27 (c)	1,000		1,121,692
5.00%, 08/01/27 (c)	350		390,334
5.00%, 08/01/28 (c)	780		874,568
5.00%, 08/01/30 (c)	1,000		1,185,135
5.00%, 08/01/31 (c)	1,000		1,171,263
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB)
5.00%, 11/01/25 (c)	20		21,836
5.00%, 05/01/27 (c)	2,280		2,567,503
5.00%, 05/01/27 (c)	900		1,001,854
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB)
4.00%, 11/01/30 (c)	1,690		1,741,931
5.00%, 11/01/30 (c)	1,400		1,644,905
5.00%, 11/01/30 (c)	4,500		5,139,286
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E (RB) 3.50%, 05/01/27 (c)	100		101,928

25

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
5.00%, 02/01/25 (c)	$155		$165,066
5.00%, 02/01/27 (c)	1,190		1,332,763
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series G-1 (RB) 4.00%, 11/01/30	6,000		6,705,608
New York City Trust for Cultural Resources, The Museum of Modern Art, Series 1-E (RB)
4.00%, 10/01/26 (c)	745		785,381
4.00%, 10/01/26 (c)	850		905,612
New York City Water and Sewer System, Series AA (RB) 5.00%, 12/15/29 (c)	1,000		1,172,919
New York City Water and Sewer System, Series BB (RB) 5.00%, 06/15/27 (c)	310		347,988
New York City Water and Sewer System, Series CC-2 (RB) 5.25%, 12/15/26 (c)	2,000		2,242,351
New York City Water and Sewer System, Series DD (RB)
5.00%, 06/15/23 (c)	1,000		1,021,292
5.00%, 06/15/31	1,865		2,260,539
New York City Water and Sewer System, Series EE (RB) 5.00%, 06/15/27 (c)	215		238,912
New York City Water and Sewer System, Series FF-2 (RB) 5.00%, 06/15/29 (c)	500		576,877
New York State Dormitory Authority, Columbia University (RB) 5.00%, 04/01/26 (c)	170		189,276
New York State Dormitory Authority, Columbia University, Series A (RB) (FHA) 5.00%, 10/01/28	115		135,668
New York State Dormitory Authority, Columbia University, Series B (RB) 5.00%, 10/01/27	25		28,962
New York State Dormitory Authority, Cornell University, Series D (RB)
5.00%, 07/01/33	110		136,971
5.00%, 07/01/34	1,100		1,377,179
New York State Dormitory Authority, Fordham University (RB) 4.00%, 07/01/27 (c)	800		811,951
	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, Memorial Sloan- Kettering Cancer Center, Series 1 (RB) 4.00%, 07/01/29 (c)	$1,000		$1,025,563
New York State Dormitory Authority, Montefiore Medical Center, Series A (RB)
5.00%, 08/01/28 (c)	1,000		1,054,043
5.00%, 08/01/28 (c)	1,890		1,981,886
5.00%, 08/01/28	545		595,924
New York State Dormitory Authority, New School University, Series A (RB) 5.00%, 01/01/27 (c)	250		273,018
New York State Dormitory Authority, New York University, Series A (RB)
4.00%, 07/01/25 (c)	1,000		1,013,525
4.00%, 07/01/31 (c)	1,000		1,029,775
5.00%, 07/01/26 (c)	260		288,248
5.00%, 07/01/27 (c)	250		280,745
5.00%, 07/01/27 (c)	445		504,198
5.00%, 07/01/27 (c)	200		224,074
5.00%, 07/01/28 (c)	385		439,513
5.00%, 07/01/29 (c)	100		117,020
New York State Dormitory Authority, New York University, Series A (RB) (AGC) 5.00%, 03/15/28 (c)	1,250		1,386,422
New York State Dormitory Authority, New York University, Series B (RB) 5.00%, 07/01/25 (c)	20		21,832
New York State Dormitory Authority, Personal Income Tax, Series A (RB)
3.00%, 09/15/30 (c)	3,120		2,858,639
4.00%, 02/15/27 (c)	1,500		1,533,153
4.00%, 02/15/27 (c)	475		493,147
4.00%, 09/15/30 (c)	1,135		1,177,300
5.00%, 02/15/27 (c)	1,000		1,116,500
5.00%, 02/15/27 (c)	1,375		1,540,949
5.25%, 09/15/28 (c)	1,305		1,477,207
New York State Dormitory Authority, Personal Income Tax, Series E (RB)
3.25%, 09/15/23 (c)	1,500		1,494,794
4.00%, 03/15/32 (c)	2,000		2,086,182
4.00%, 03/15/32 (c)	1,500		1,546,916
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (AGM) 5.00%, 10/01/27 (c)	100		112,339

26

	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (SAW)
5.00%, 10/01/26 (c)	$1,200		$1,329,065
5.00%, 10/01/26 (c)	650		725,667
5.00%, 10/01/26 (c)	1,325		1,473,642
New York State Dormitory Authority, Sloan-Kettering Cancer Center, Series 1 (RB) 4.00%, 07/01/27 (c)	525		537,079
New York State Dormitory Authority, Sloan-Kettering Cancer Center, Series 1 (RB) (AGM) 2.00%, 07/01/29 (c)	850		741,838
New York State Dormitory Authority, St. John’s University, Series A (RB) 4.00%, 07/01/31 (c)	500		514,400
New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
4.00%, 03/15/31 (c)	2,795		2,874,661
5.00%, 02/15/27 (c)	595		663,214
5.00%, 03/15/25 (c)	195		208,315
5.00%, 03/15/25 (c)	150		162,032
5.00%, 03/15/29 (c)	1,950		2,204,546
5.00%, 03/15/29	2,085		2,441,719
5.00%, 03/15/29 (c)	2,370		2,692,239
5.00%, 03/15/29	100		117,109
5.00%, 03/15/29 (c)	3,910		4,396,919
5.00%, 03/15/30	3,000		3,561,836
5.00%, 03/15/31 (c)	4,000		4,663,133
New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
5.00%, 08/15/27 (c)	2,000		2,254,204
5.00%, 08/15/27 (c)	2,270		2,511,021
New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/24 (c)	385		402,911
New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
5.00%, 02/15/30 (c)	2,000		2,318,943
5.00%, 02/15/30	1,435		1,701,827
5.00%, 08/15/26 (c)	315		349,901
5.00%, 08/15/26 (c)	940		1,032,677
New York State Dormitory Authority, State Personal Income Tax, Series D (RB) (BAM) 5.00%, 02/15/30 (c)	115		134,100
New York State Dormitory Authority, State Sales Tax, Series A (RB) 5.00%, 01/01/27 (c)	250		264,094
	Par (000’s	)	Value
New York (continued)
5.00%, 03/15/24 (c)	$115		$120,500
5.00%, 03/15/24 (c)	340		356,262
5.00%, 03/15/27 (c)	305		341,094
5.00%, 03/15/27 (c)	515		575,165
5.00%, 03/15/27 (c)	2,110		2,338,766
5.00%, 03/15/27 (c)	1,000		1,111,300
5.00%, 09/15/26 (c)	60		65,946
5.00%, 09/15/26 (c)	140		154,801
New York State Dormitory Authority, State Sales Tax, Series B (RB)
5.00%, 09/15/25 (c)	120		131,311
5.00%, 09/15/25 (c)	170		185,268
New York State Dormitory Authority, State Sales Tax, Series C (RB)
5.00%, 03/15/28 (c)	520		587,804
5.00%, 03/15/28 (c)	1,970		2,198,885
New York State Dormitory Authority, Supported Debt Montefiore, Series A (RB) 5.00%, 08/01/28 (c)	1,000		1,038,240
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
5.00%, 06/15/26 (c)	415		461,925
5.00%, 06/15/26 (c)	765		852,712
5.00%, 06/15/27 (c)	405		457,685
5.00%, 06/15/27 (c)	150		166,631
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series B (RB) 5.00%, 06/15/29 (c)	1,250		1,433,775
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series E (RB)
3.00%, 06/15/27 (c)	495		501,651
5.00%, 06/15/27 (c)	1,000		1,118,022
5.00%, 06/15/27 (c)	500		557,115
New York State Housing Finance Agency, Series H (RB) (AGM) 2.10%, 05/01/29 (c)	900		751,489
New York State Thruway Authority, Series A (RB)
5.00%, 01/01/26 (c)	600		648,931
5.00%, 01/01/26 (c)	650		706,120
New York State Thruway Authority, Series B (RB) (AGM) 4.00%, 01/01/30 (c)	800		823,886
New York State Thruway Authority, Series L (RB)
3.50%, 01/01/28 (c)	1,120		1,085,071
5.00%, 01/01/28 (c)	1,300		1,454,364
5.00%, 01/01/28 (c)	1,500		1,688,402

27

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
New York State Thruway Authority, State Personal Income, Series A-1 (RB)
5.00%, 03/15/31 (c)	$2,000		$2,341,579
5.00%, 03/15/31 (c)	800		927,715
New York State Urban Development Corp., Series A (RB) 5.00%, 09/15/31 (c)	4,500		5,187,254
New York State Urban Development Corp., State Personal Income, Series A (RB)
5.00%, 03/15/23 (c)	1,800		1,830,437
5.00%, 03/15/27 (c)	750		840,153
5.00%, 03/15/27 (c)	325		361,020
5.00%, 09/15/30 (c)	1,475		1,673,747
New York State Urban Development Corp., State Personal Income, Series C (RB)
4.00%, 09/15/30 (c)	1,000		1,044,427
4.00%, 09/15/30 (c)	1,000		1,024,446
5.00%, 09/15/27 (c)	350		394,159
5.00%, 09/15/27 (c)	4,295		4,810,628
5.00%, 09/15/30 (c)	250		286,492
New York State Urban Development Corp., State Sales Tax, Series A (RB) 5.00%, 09/15/29 (c)	1,000		1,136,686
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Series C (RB)
5.00%, 12/01/30 (c)	1,000		1,089,504
5.00%, 12/01/30 (c)	750		820,555
5.00%, 12/01/30	1,150		1,305,240
Port Authority of New York and New Jersey, Series 198 (RB) 5.00%, 11/15/26 (c)	300		331,022
Port Authority of New York and New Jersey, Series 205 (RB)
5.00%, 11/15/27 (c)	1,000		1,130,634
5.00%, 11/15/27 (c)	2,500		2,810,087
5.00%, 11/15/27 (c)	840		954,651
Port Authority of New York and New Jersey, Series 209 (RB)
5.00%, 07/15/28	255		293,785
5.00%, 07/15/28 (c)	500		559,995
Port Authority of New York and New Jersey, Series 211 (RB) 5.00%, 09/01/28 (c)	500		563,973
Port Authority of New York and New Jersey, Series 217 (RB) 5.00%, 11/01/29 (c)	500		564,021
Port Authority of New York and New Jersey, Series 222 (RB) 4.00%, 07/15/30 (c)	3,975		4,094,862
	Par (000’s	)	Value
New York (continued)
4.00%, 07/15/30 (c)	$2,600		$2,695,245
5.00%, 07/15/30 (c)	1,000		1,145,435
5.00%, 07/15/30 (c)	1,000		1,152,159
State of New York Mortgage Agency, Series 195 (RB) 3.00%, 04/01/25 (c)	615		615,634
State of New York Mortgage Agency, Series 205 (RB) 3.12%, 10/01/26 (c)	460		454,122
Suffolk County Water Authority (RB) 4.00%, 06/01/25 (c)	10		10,315
Triborough Bridge and Tunnel Authority, Series A (RB) 5.00%, 05/15/26 (c)	20		22,149
Triborough Bridge and Tunnel Authority, Series B (RB)
5.00%, 11/15/31	1,000		1,218,366
5.00%, 05/15/27 (c)	1,550		1,744,102
5.00%, 05/15/27 (c)	1,350		1,520,030
5.00%, 05/15/27 (c)	1,255		1,402,198
5.00%, 05/15/27 (c)	1,070		1,201,080
5.00%, 05/15/27 (c)	1,035		1,165,608
Triborough Bridge and Tunnel Authority, Series C (RB) 5.00%, 11/15/28	500		586,642
Triborough Bridge and Tunnel Authority, Series D (RB) 5.00%, 11/15/30 (c)	1,000		1,159,140
TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
5.00%, 06/01/27 (c)	845		894,643
5.00%, 06/01/27 (c)	130		141,217
5.00%, 06/01/27 (c)	1,140		1,215,300
5.00%, 06/01/27 (c)	285		307,405
5.00%, 06/01/27 (c)	500		531,535
Utility Debt Securitization Authority (RB)
5.00%, 12/15/25 (c)	1,500		1,629,536
5.00%, 12/15/25 (c)	2,830		3,041,054
5.00%, 12/15/25 (c)	200		219,658
Utility Debt Securitization Authority, Series A (RB)
5.00%, 06/15/25 (c)	360		390,940
5.00%, 06/15/26 (c)	500		546,758
5.00%, 06/15/26 (c)	610		670,597
Utility Debt Securitization Authority, Series B (RB) 5.00%, 06/15/26 (c)	1,135		1,249,521
			299,939,596
North Carolina: 1.6%
Charlotte-Mecklenburg Hospital Authority, Atrium Health Variable Rate Health Care, Series D (RB) 5.00%, 12/01/31 (p)	3,000		3,528,023
County of Forsyth, Public Improvement, Series B (GO) 3.00%, 03/01/27 (c)	590		595,416

28

	Par (000’s	)	Value
North Carolina (continued)
County of Mecklenburg, Series A (GO)
4.00%, 04/01/27 (c)	$1,000		$1,083,916
4.00%, 04/01/27 (c)	900		969,790
County of Mecklenburg, Series B (GO) 2.00%, 12/01/26 (c)	250		238,183
County of Union, Enterprise Systems (RB) 4.00%, 06/01/31 (c)	1,000		1,122,331
County of Wake (RB)
3.00%, 03/01/31 (c)	1,500		1,474,902
4.00%, 03/01/31 (c)	850		922,757
County of Wake, Series A (RB)
3.12%, 08/01/28 (c)	150		149,770
5.00%, 12/01/26 (c)	500		559,486
North Carolina Capital Facilities Finance Agency, Wake Forest Univeristy (RB) 5.00%, 07/01/26 (c)	130		145,005
North Carolina Charlotte Douglas International Airport, Series A (RB) 4.00%, 07/01/31 (c)	1,000		1,023,203
North Carolina Municipal Power Agency No. 1, Series A (RB) 5.00%, 01/01/30 (c)	1,000		1,148,200
North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 01/01/27 (c)	500		529,903
North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM) 5.00%, 01/01/29 (c)	380		434,170
North Carolina Turnpike Authority, Triangle Expressway System, Series A (RB)
4.00%, 01/01/28 (c)	890		950,585
4.00%, 01/01/28 (c)	360		380,478
4.00%, 01/01/28 (c)	800		841,489
State of North Carolina, Department of State Treasurer, Series B (GO) 2.12%, 06/01/29 (c)	625		529,806
State of North Carolina, Grant Anticipation Revenue Vehicle (RB)
5.00%, 03/01/29 (c)	2,500		2,903,036
5.00%, 03/01/31 (c)	1,000		1,184,778
State of North Carolina, Series A (GO)
3.00%, 06/01/28 (c)	1,000		1,024,182
3.00%, 06/01/28 (c)	380		383,823
5.00%, 06/01/28 (c)	1,140		1,320,251
5.00%, 06/01/30 (c)	1,100		1,319,118
	Par (000’s	)	Value
North Carolina (continued)
State of North Carolina, Series A (RB) 5.00%, 05/01/29 (c)	$1,000		$1,166,587
State of North Carolina, Series B (RB)
3.00%, 05/01/27 (c)	800		807,824
5.00%, 05/01/27	215		245,894
5.00%, 05/01/27 (c)	880		994,338
			27,977,244
North Dakota: 0.1%
County of Ward, North Dakota Health Care Facilities, Series C (RB) 5.00%, 06/01/28 (c)	410		438,341
North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series A (RB) 3.55%, 07/01/27 (c)	180		181,368
North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series D (RB) (SAW) 3.55%, 01/01/28 (c)	175		176,485
North Dakota Public Finance Authority, Series A (RB) 5.00%, 10/01/24 (c)	365		387,321
			1,183,515
Ohio: 2.6%
Akron Bath Copley Joint Township Hospital District (RB)
4.00%, 11/15/30 (c)	1,000		1,010,465
4.00%, 11/15/30 (c)	1,000		1,012,875
American Municipal Power, Inc., Series A (RB) 5.00%, 02/15/29	1,000		1,160,983
Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB)
5.00%, 06/01/30 (c)	500		553,864
5.00%, 06/01/30 (c)	2,000		2,203,736
5.00%, 06/01/30 (c)	3,000		3,296,409
City of Cincinnati, Various Purpose, Series A (GO) 4.00%, 12/01/27 (c)	975		1,069,579
City of Columbus, Series 1 (GO)
4.00%, 10/01/27 (c)	200		217,588
5.00%, 10/01/27 (c)	750		859,687
5.00%, 10/01/27 (c)	250		287,888
City of Columbus, Various Purpose, Series A (GO) 5.00%, 04/01/30	1,000		1,197,297
City of Columbus, Various Purpose, Series B (GO) 5.00%, 04/01/29 (c)	1,245		1,453,941

29

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Ohio (continued)
County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB)
5.00%, 12/01/29	$1,250		$1,449,907
5.00%, 02/01/28 (c)	445		503,239
5.00%, 02/01/28 (c)	1,030		1,150,374
5.00%, 06/01/30 (c)	1,000		1,142,752
County of Butler (RB)
4.00%, 11/15/27 (c)	400		401,939
5.00%, 11/15/27 (c)	1,805		1,956,040
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
5.00%, 02/15/27 (c)	100		106,549
5.00%, 02/15/27 (c)	250		269,166
County of Franklin, Nationwide Children’s Hospital Project, Series A (RB)
5.00%, 11/01/27 (c)	120		134,737
5.00%, 11/01/27 (c)	145		160,613
5.00%, 11/01/27 (c)	125		139,532
County of Scioto, Southern Ohio Medical Center (RB) 3.38%, 02/15/26 (c)	165		162,436
Cuyahoga Community College District (GO)
4.00%, 06/01/26 (c)	500		524,312
4.00%, 06/01/26 (c)	350		367,889
Kent State University (RB) 5.00%, 05/01/26 (c)	20		22,237
Northeast Ohio Regional Sewer District (RB) 3.00%, 11/15/29 (c)	1,000		979,883
Ohio Turnpike and Infrastructure Commission, Series A (RB)
5.00%, 02/15/28 (c)	1,845		2,109,914
5.00%, 02/15/28 (c)	500		567,505
5.00%, 02/15/28 (c)	500		569,468
Ohio Water Development Authority, Fresh Water (RB) 5.00%, 12/01/29 (c)	1,200		1,377,335
Ohio Water Development Authority, Fresh Water, Series A (RB) 5.00%, 06/01/26 (c)	125		139,156
Ohio Water Development Authority, Water Pollution Control, Series A (RB)
5.00%, 06/01/27 (c)	960		1,082,058
5.00%, 06/01/30 (c)	1,970		2,278,937
5.00%, 06/01/30 (c)	1,000		1,171,127
Ohio Water Development Authority, Water Pollution Control, Series B (RB)
5.00%, 12/01/25 (c)	20		22,020
5.00%, 12/01/25 (c)	40		44,109
	Par (000’s	)	Value
Ohio (continued)
State of Ohio Hospital, Cleveland Clinic Health System, Series A (GO) 5.00%, 03/15/24 (c)	$480		$501,625
State of Ohio Hospital, Cleveland Clinic Health System, Series A (RB)
4.00%, 01/01/28 (c)	760		785,093
5.00%, 01/01/28 (c)	425		485,211
5.00%, 01/01/28 (c)	130		145,646
5.00%, 01/01/28 (c)	135		153,545
5.00%, 01/01/28 (c)	140		158,135
State of Ohio Hospital, Cleveland Clinic Health System, Series B (RB) 5.00%, 01/01/32	775		929,824
State of Ohio, Capital Facilities Lease Appropriation Bonds, Series A (RB)
5.00%, 04/01/28 (c)	805		910,173
5.00%, 04/01/28 (c)	615		701,938
5.00%, 04/01/28 (c)	640		726,157
State of Ohio, Common Schools, Series A (GO) 5.00%, 03/15/24 (c)	25		26,106
State of Ohio, Higher Educational Facility, Case Western Reserve University Project (RB) 3.25%, 12/01/25 (c)	165		159,968
State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 05/01/27 (c)	1,000		1,117,597
State of Ohio, Infrastructure Project, Series 1 (RB)
5.00%, 12/15/30	200		240,926
5.00%, 12/15/31	1,225		1,490,610
State of Ohio, Major New State Infrastructure Improvement Bonds (RB) 5.00%, 06/15/26 (c)	225		250,175
State of Ohio, Parks and Recreation Improvement, Series A (RB) 5.00%, 12/01/27 (c)	100		114,552
The Ohio State University, Multiyear Debt Issuance Program, Series A (RB) 5.00%, 12/01/29	2,225		2,632,988
Village of Bluffton, Blanchard Valley Health System (RB) 4.00%, 12/01/27 (c)	100		102,294
			44,790,109
Oklahoma: 0.2%
Canadian County Educational Facilities Authority, Mustang Public Schools (RB) 3.00%, 09/01/26 (c)	330		334,501

30

	Par
	(000’s	)	Value
Oklahoma (continued)
Grand River Dam Authority, Series A (RB)
5.00%, 12/01/26 (c)	$410		$459,950
5.00%, 12/01/26 (c)	515		576,154
5.00%, 12/01/26 (c)	100		111,874
Norman Regional Hospital Authority (RB) 3.25%, 09/01/29 (c)	750		626,368
Oklahoma Capitol Improvement Authority (RB) 4.00%, 07/01/26 (c)	155		163,044
Oklahoma Turnpike Authority, Series C (RB) 5.00%, 01/01/27 (c)	565		620,053
Oklahoma Turnpike Authority, Series E (RB)
5.00%, 01/01/27 (c)	300		334,778
5.00%, 01/01/27 (c)	155		174,462
			3,401,184
Oregon: 1.4%
Asante Health System, Hospital Facilities Authority of the City of Medford, Asante Projects, Series A (RB) 5.00%, 08/15/30 (c)	720		814,616
Asante Health System, Hospital Facilities Authority of the City of Medford, Asante Projects, Series A (RB) (AGM) 5.00%, 08/15/30 (c)	700		788,023
City of Portland Oregon, Sewer System, Series A (RB) 3.00%, 09/01/30 (c)	2,350		2,234,737
Corvallis School District No. 509J, Series B (GO) (SBG) 5.00%, 06/15/28 (c)	1,285		1,453,862
Deschutes Public Library District (GO) 4.00%, 06/01/31 (c)	2,000		2,090,437
Hillsboro School District No. 1J (GO) (SBG)
4.00%, 06/15/30 (c)	870		918,121
5.00%, 06/15/27 (c)	590		658,308
5.00%, 06/15/27 (c)	1,000		1,125,557
Metro Oregon, Series A (GO) 5.00%, 06/01/30 (c)	1,045		1,247,360
Multnomah and Clackamas Counties School District No. 10JT (GO) (SBG)
0.01%, 06/15/27 (c)	1,215		853,372
0.01%, 06/15/27 (c)	1,010		673,151
Multnomah and Clackamas Counties School District No. 7J (GO) (SBG) 4.00%, 06/01/27 (c)	500		530,027
Multnomah County School District No. 1J, Series B (GO) (SBG) 3.00%, 06/15/30 (c)	1,280		1,282,140
	Par
	(000’s	)	Value
Oregon (continued)
Portland Community College District (GO) 5.00%, 06/15/26 (c)	$115		$127,686
Salem-Keizer School District No. 24J (GO) (SBG)
4.00%, 06/15/28 (c)	740		782,659
4.00%, 06/15/30 (c)	2,000		2,083,333
5.00%, 06/15/28 (c)	545		623,633
Sherwood School District No. 88J, Series B (GO) (SBG) 5.00%, 06/15/27 (c)	125		139,776
State of Oregon Department of Transportation, Highway User Tax, Series A (RB)
5.00%, 11/15/29 (c)	1,650		1,894,643
5.00%, 11/15/30 (c)	1,000		1,159,993
State of Oregon Housing & Community Services Department (RB) (AGM) 3.55%, 07/01/27 (c)	195		195,548
State of Oregon, Higher Education, Series I (GO) 4.00%, 08/01/27 (c)	450		477,382
State of Oregon, Seismic Project and Article XI-Q, Series F (GO) 5.00%, 05/01/26 (c)	10		11,088
Tri-County Metropolitan Transportation District of Oregon (RB) 5.00%, 09/01/29 (c)	1,220		1,379,415
Tri-County Metropolitan Transportation District of Oregon, Series A (RB)
3.25%, 04/01/28 (c)	570		555,456
5.00%, 09/01/29 (c)	1,000		1,132,914
			25,233,237
Pennsylvania: 3.6%
Allegheny County Hospital Development Authority, Series A (RB)
5.00%, 04/01/28 (c)	1,000		1,110,512
5.00%, 04/01/28 (c)	1,120		1,212,745
5.00%, 07/15/29 (c)	360		410,585
5.00%, 07/15/29 (c)	810		910,880
Allegheny County Sanitary Authority, Sewer (RB) (AGM) 4.00%, 12/01/26 (c)	100		105,233
City of Philadelphia (GO) (AGM) 5.00%, 08/01/27 (c)	380		423,457
City of Philadelphia, Gas Works (RB) 5.00%, 10/01/26 (c)	880		968,393
City of Philadelphia, Gas Works, Series A (RB) (AGM) 5.00%, 08/01/30 (c)	825		944,587
City of Philadelphia, Series A (GO) 5.00%, 08/01/27 (c)	750		837,262

31

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par
	(000’s	)	Value
Pennsylvania (continued)
5.00%, 08/01/27 (c)	$750		$841,650
5.00%, 08/01/27 (c)	100		110,580
City of Philadelphia, Series A (RB) 5.00%, 07/01/29	1,500		1,734,284
City of Philadelphia, Series A (RB) (AGC) 4.00%, 07/01/30 (c)	1,000		1,025,491
City of Philadelphia, Series B (GO)
5.00%, 08/01/29 (c)	300		348,611
5.00%, 08/01/29 (c)	100		113,127
5.00%, 08/01/29 (c)	1,500		1,673,153
Commonwealth Financing Authority, Series A (RB)
5.00%, 06/01/29	1,000		1,161,085
5.00%, 06/01/30 (c)	250		290,049
Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB)
5.00%, 06/01/28 (c)	415		455,524
5.00%, 06/01/28 (c)	775		861,094
5.00%, 06/01/28 (c)	265		293,076
Commonwealth of Pennsylvania (GO)
3.00%, 01/01/27 (c)	510		513,767
3.00%, 05/01/30 (c)	900		856,539
3.00%, 09/15/26 (c)	1,055		1,019,127
4.00%, 01/01/27 (c)	600		642,306
4.00%, 05/15/31 (c)	2,000		2,226,328
4.00%, 09/15/26 (c)	170		177,519
5.00%, 09/15/26 (c)	400		443,451
Commonwealth of Pennsylvania (GO) (AGM) 3.00%, 09/15/26 (c)	395		395,995
Dauphin County General Authority, Pinnacle Health System Project, Series A (RB) 4.00%, 06/01/26 (c)	20		20,671
Geisinger Authority Health System, Series C (RB) 5.00%, 04/01/30 (c) (p)	2,000		2,270,462
Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series A (RB) 5.00%, 09/01/28 (c)	630		690,754
Montour County, Geisinger Health System, Series A-2 (RB) 5.00%, 02/15/27 (c)	1,990		2,168,857
Pennsylvania Economic Development Financing Authority, UPMC (RB)
4.00%, 09/15/26 (c)	100		100,992
5.00%, 09/15/26 (c)	385		419,678
	Par
	(000’s	)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, UPMC, Series A (RB)
3.38%, 11/15/27 (c)	$1,000		$1,001,625
4.00%, 11/15/27 (c)	205		208,498
Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania (RB) 5.00%, 05/01/26 (c)	125		132,261
Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania, Series AT-1 (RB) 4.00%, 06/15/26 (c)	775		799,178
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Series A (RB)
3.12%, 08/15/27 (c)	150		149,695
5.00%, 08/15/27 (c)	275		307,735
5.00%, 08/15/27 (c)	270		298,559
5.00%, 08/15/27 (c)	1,000		1,133,034
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 119 (RB) 3.20%, 04/01/25 (c)	425		425,004
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 121 (RB) 2.80%, 10/01/25 (c)	700		676,353
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 122 (RB) 3.65%, 04/01/26 (c)	330		332,542
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 123B (RB) 3.45%, 10/01/26 (c)	1,620		1,621,601
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 124-B (RB) 3.20%, 10/01/26 (c)	300		294,277
Pennsylvania State University, Series B (RB) 5.00%, 09/01/26 (c)	20		22,270
Pennsylvania Turnpike Commission (RB)
5.00%, 12/01/24 (c)	1,000		1,058,889
5.00%, 12/01/25 (c)	430		469,902
5.00%, 12/01/26 (c)	110		123,429
5.00%, 12/01/27 (c)	250		278,578
5.00%, 12/01/27 (c)	300		330,028
5.00%, 12/01/28 (c)	895		1,032,315
5.00%, 06/01/31 (c)	700		805,364

32

	Par
	(000’s	)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinate (RB) 5.00%, 12/01/26 (c)	$875		$974,448
Pennsylvania Turnpike Commission, Series A (RB)
5.00%, 12/01/26 (c)	750		826,940
5.00%, 12/01/26 (c)	15		16,391
5.00%, 12/01/26 (c)	310		343,698
5.00%, 12/01/29 (c)	500		571,896
5.00%, 12/01/29 (c)	1,000		1,118,898
Pennsylvania Turnpike Commission, Series A-2 (RB)
5.00%, 12/01/27 (c)	100		114,001
5.00%, 12/01/27 (c)	175		197,682
Pennsylvania Turnpike Commission, Series B (RB) (AGM) 5.00%, 06/01/27 (c)	510		562,011
Pennsylvania Turnpike Commission, Series B-1 (RB) 5.00%, 06/01/27 (c)	760		839,956
Pennsylvania Turnpike Commission, Series B-2 (RB) 5.00%, 06/01/27 (c)	205		225,191
Philadelphia Authority for Industrial Development, Children’s Hospital of Philadelphia Project (RB) 4.00%, 07/01/27 (c)	110		112,788
Philadelphia Authority for Industrial Development, Temple University, Second Series (RB) 5.00%, 04/01/25 (c)	10		10,669
Philadelphia Gas Works Co., Fourteenth Series (RB)
4.00%, 10/01/26 (c)	1,000		1,021,699
5.00%, 10/01/26 (c)	680		745,196
5.00%, 10/01/26 (c)	735		807,299
5.00%, 10/01/26 (c)	970		1,064,206
Pittsburgh Water and Sewer Authority, Series B (RB) (AGM)
5.00%, 09/01/31	1,460		1,759,685
5.00%, 09/01/32	2,000		2,437,612
5.00%, 09/01/33	2,000		2,459,610
Reading School District of Berks County (GO) (AGM) 5.00%, 03/01/27 (c)	170		187,232
School District of Philadelphia, Series A (GO) (SAW)
5.00%, 09/01/28 (c)	450		507,047
5.00%, 09/01/28 (c)	250		282,566
5.00%, 09/01/28 (c)	660		732,101
School District of Philadelphia, Series F (GO) (SAW) 5.00%, 09/01/26 (c)	485		525,804
	Par
	(000’s	)	Value
Pennsylvania (continued)
School District of the City of Erie (GO) (AGM) 5.00%, 04/01/29 (c)	$220		$249,058
Southeastern Pennsylvania Transportation Authority (RB) 5.00%, 06/01/27 (c)	845		937,442
Sports & Exhibition Authority, Regional Asset District Sales Tax (RB) (AGM) 5.00%, 08/01/29 (c)	1,000		1,155,086
State Public School Building Authority, School District of Philadelphia Project, Series A (RB) (AGM)
5.00%, 12/01/26 (c)	1,750		1,935,629
5.00%, 12/01/26 (c)	260		287,128
Westmoreland County Municipal Authority (RB) (BAM) 5.00%, 08/15/25 (c)	765		833,713
			63,121,643
Rhode Island: 0.2%
Rhode Island Commerce Corp., Department of Transportation, Series B (RB)
5.00%, 06/15/26 (c)	380		419,976
5.00%, 06/15/26 (c)	230		255,644
Rhode Island Health and Educational Building Corp., Pooled Issue, Series A (RB) 5.00%, 05/15/26 (c)	110		122,244
Rhode Island Housing and Mortgage Finance Corp., Series 73-A (RB) (AGM) 2.10%, 10/01/29 (c)	1,000		854,970
Rhode Island Housing and Mortgage Finance Corp., Series 75-A (RB) 2.05%, 04/01/30 (c)	1,000		837,569
State of Rhode Island and Providence Plantations, Series A (GO) 3.00%, 04/01/28 (c)	345		348,403
State of Rhode Island and Providence Plantations, Series B (GO) 5.00%, 08/01/27 (c)	250		282,602
State of Rhode Island and Providence Plantations, Series D (GO) 5.00%, 08/01/24 (c)	180		191,723
			3,313,131
South Carolina: 0.7%
Aiken County Consolidated School District, Series A (GO)
4.00%, 04/01/29 (c)	1,000		1,062,126
4.00%, 04/01/29 (c)	535		564,484
County of York (GO) (SAW) 5.00%, 04/01/24 (c)	185		194,902

33

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par
	(000’s	)	Value
South Carolina (continued)
Lancaster County School District (GO) 3.25%, 03/01/27 (c)	$325		$329,355
Lexington County Health Services District, Inc. (RB) (AGM) 5.00%, 11/01/27 (c)	100		110,802
Piedmont Municipal Power Agency, Series B (RB) 5.00%, 01/01/31 (c)	1,000		1,165,974
South Carolina State, Clemson University, Series A (GO) (SAW) 4.00%, 10/01/27 (c)	1,000		1,075,160
South Carolina Transportation Infrastructure Bank, Series A (RB) 5.00%, 10/01/28 (c)	100		114,175
South Carolina Transportation Infrastructure Bank, Series B (RB) 5.00%, 10/01/29	1,270		1,506,720
South Carolina, Public Service Authority, Series A (RB) 5.00%, 06/01/26 (c)	1,500		1,576,147
South Carolina, Public Service Authority, Series A (RB) (SAW) 5.00%, 12/01/30 (c)	3,000		3,371,996
York County, South Carolina Fort Mill School District No. 4, Series B (GO) 3.00%, 03/01/27 (c)	325		324,872
			11,396,713
South Dakota: 0.1%
South Dakota Health and Educational Facilities Authority (RB)
4.00%, 09/01/27 (c)	1,075		1,093,665
5.00%, 09/01/27 (c)	255		278,298
5.00%, 09/01/27 (c)	100		108,507
South Dakota Housing Development Authority (RB) 3.70%, 11/01/26 (c)	30		29,999
			1,510,469
Tennessee: 1.2%
Chattanooga Health, Educational and Housing Facility Board, Series A-1 (RB) 5.00%, 08/01/28	250		276,658
City of Memphis (GO) 5.00%, 05/01/31 (c)	1,105		1,335,724
Greeneville Health and Educational Facilities Board, Ballad Health, Series A (RB)
5.00%, 07/01/23 (c)	810		822,405
5.00%, 07/01/23 (c)	915		929,262
5.00%, 07/01/23 (c)	550		559,520
5.00%, 07/01/28 (c)	525		584,701
	Par
	(000’s	)	Value
Tennessee (continued)
Memphis-Shelby County Industrial Development Board (RB) 5.00%, 11/01/26 (c)	$150		$166,369
Metropolitan Government of Nashville and Davidson County (GO)
4.00%, 07/01/26 (c)	545		579,449
4.00%, 07/01/26 (c)	580		615,034
4.00%, 07/01/27 (c)	275		291,620
5.00%, 07/01/26 (c)	235		259,528
Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Center, Series A (RB) 5.00%, 07/01/26 (c)	130		139,409
New Memphis Arena Public Building Authority (RB) 0.00%, 04/01/31 (c) ^	2,625		1,345,630
Shelby County, Public Improvement, Series B (GO)
4.00%, 04/01/30 (c)	3,000		3,276,895
4.00%, 04/01/30 (c)	1,000		1,070,446
4.00%, 04/01/30 (c)	1,000		1,077,072
Tennergy Corporation Gas Supply Series A (RB) 4.00%, 09/01/28 (c) (p)	2,000		2,048,230
Tennessee Energy Acquisition Corp., Commodity Project, Series A (RB) 5.00%, 11/01/31 (c) (p)	4,000		4,342,465
Tennessee Housing Development Agency (RB) 3.50%, 07/01/27 (c)	265		264,059
Tennessee Housing Development Agency, Series B (RB) 3.70%, 07/01/26 (c)	80		80,079
Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series A (RB)
5.00%, 11/01/27 (c)	285		320,127
5.00%, 11/01/27 (c)	395		441,210
5.00%, 11/01/27 (c)	750		852,199
			21,678,091
Texas: 8.4%
Aldine Independent School District, Series A (GO)
4.00%, 02/15/27 (c)	910		970,666
4.00%, 02/15/27 (c)	675		717,869
5.00%, 02/15/25 (c)	140		150,869
5.00%, 02/15/27 (c)	700		787,383
Arlington Independent School District (GO)
4.00%, 02/15/29 (c)	1,000		1,065,967
4.00%, 02/15/29 (c)	500		530,061

34

	Par
	(000’s	)	Value
Texas (continued)
Austin Independent School District (GO) 4.00%, 08/01/26 (c)	$100		$106,098
Bexar County Hospital District (GO)
4.00%, 02/15/26 (c)	250		256,007
4.00%, 02/15/26 (c)	115		120,040
5.00%, 02/15/26 (c)	1,315		1,437,690
Board of Regents of the University of Texas System, Series A (RB) 5.00%, 08/15/30	2,500		3,018,856
Board of Regents of the University of Texas System, Series A (RB) (AGM) 5.00%, 08/15/29 (c)	850		998,871
Board of Regents of the University of Texas System, Series B (RB)
5.00%, 07/01/26 (c)	125		139,779
5.00%, 08/15/29	830		987,595
Board of Regents of the University of Texas System, Series D (RB) 5.00%, 08/15/25	200		219,392
Board of Regents of the University of Texas System, Series J (RB)
5.00%, 08/15/25	215		235,846
5.00%, 08/15/26 (c)	25		28,027
Central Texas Regional Mobility Authority, Series B (RB) 5.00%, 01/01/31 (c)	930		1,057,431
City of Arlington, Senior Lien Special Tax (ST) (AGM)
5.00%, 02/15/25 (c)	305		326,027
5.00%, 02/15/25 (c)	150		161,398
City of Austin, Public Improvement (GO) 5.00%, 09/01/25 (c)	15		16,426
City of Austin, Texas Electric Utility System, Series A (RB) 5.00%, 11/15/30	615		736,450
City of Austin, Water and Wastewater System (RB)
5.00%, 11/15/26 (c)	360		399,813
5.00%, 11/15/26 (c)	995		1,099,622
5.00%, 11/15/27 (c)	235		269,840
City of Dallas, Series A (GO) 3.00%, 02/15/29 (c)	600		572,449
City of Dallas, Series B (GO)
3.00%, 02/15/29 (c)	415		399,918
4.00%, 02/15/29 (c)	500		527,492
City of Dallas, Waterworks and Sewer System, Series A (RB)
5.00%, 10/01/26 (c)	565		628,621
5.00%, 10/01/26 (c)	600		666,046
5.00%, 10/01/26 (c)	900		1,003,626
	Par
	(000’s	)	Value
Texas (continued)
City of Dallas, Waterworks and Sewer System, Series C (RB)
5.00%, 10/01/30 (c)	$1,000		$1,181,598
5.00%, 10/01/30 (c)	1,000		1,170,219
City of Denton, Utility System (RB)
5.00%, 12/01/26 (c)	1,000		1,087,057
5.00%, 12/01/26 (c)	965		1,060,946
City of El Paso (GO)
4.00%, 08/15/26 (c)	100		105,291
5.00%, 08/15/25 (c)	125		136,607
City of Houston, Airport System, Series B (RB) 5.00%, 07/01/28 (c)	235		266,955
City of Houston, Airport System, Series D (RB)
5.00%, 07/01/28 (c)	1,000		1,104,411
5.00%, 07/01/28 (c)	125		141,041
City of Houston, Combined Utility System, First Lien, Series A (RB) 5.00%, 11/15/30 (c)	4,500		5,230,633
City of Houston, Combined Utility System, First Lien, Series B (RB) 5.00%, 11/15/26 (c)	105		116,680
City of Houston, Combined Utility System, First Lien, Series C (RB) 4.00%, 11/15/30 (c)	1,500		1,579,981
City of Houston, Combined Utility System, First Lien, Series D (RB)
5.00%, 11/15/28 (c)	1,000		1,137,629
5.00%, 11/15/28 (c)	750		847,394
City of Houston, Public Improvement, Series A (GO)
4.00%, 03/01/27 (c)	2,000		2,054,506
5.00%, 03/01/27 (c)	1,000		1,124,431
5.00%, 03/01/29 (c)	1,215		1,418,134
5.00%, 03/01/29 (c)	1,000		1,151,802
City of Houston, Series A (GO)
5.00%, 03/01/26 (c)	515		563,972
5.00%, 03/01/26 (c)	180		196,578
5.00%, 03/01/27 (c)	500		556,873
5.00%, 03/01/27 (c)	520		577,237
City of Lubbock (GO) 5.00%, 02/15/25 (c)	105		113,260
City of San Antonio (GO) 5.00%, 08/01/28 (c)	205		234,961
City of San Antonio, Electric and Gas Systems (RB)
4.00%, 02/01/30	1,000		1,106,678
5.00%, 02/01/32 (c)	1,000		1,186,198
5.00%, 08/01/26 (c)	110		121,068
5.00%, 08/01/26 (c)	125		138,797
5.00%, 08/01/27 (c)	1,000		1,114,366
5.00%, 08/01/27 (c)	100		111,116

35

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par
	(000’s	)	Value
Texas (continued)
City of San Antonio, Electric and Gas Systems, Series B (RB) 4.00%, 02/01/33	$1,000		$1,111,452
City of San Antonio, General Improvement (GO) 5.00%, 08/01/29 (c)	325		380,775
Collin County Community College District (GO)
3.25%, 08/15/27 (c)	500		504,933
4.00%, 08/15/27 (c)	925		991,150
Colorado River Municipal Water District (RB) 5.00%, 01/01/28	190		217,298
Conroe Independent School District (GO)
5.00%, 02/15/27 (c)	665		746,228
5.00%, 02/15/28 (c)	100		113,118
Corpus Christi Independent School District (GO) 4.00%, 08/15/28 (c)	320		348,232
County of Bexar (GO)
4.00%, 06/15/25 (c)	150		159,429
5.00%, 06/15/26 (c)	290		324,777
County of Dallas, Texas Combination Tax and Parking Garage (GO)
5.00%, 08/15/26 (c)	260		291,053
5.00%, 08/15/26 (c)	250		279,034
County of Denton, Series A (GO) 4.00%, 07/15/28 (c)	750		823,297
County of Fort Bend, Series B (GO)
4.00%, 03/01/26 (c)	500		528,484
5.00%, 03/01/26 (c)	20		22,075
County of Harris, Toll Road, Senior Lien, Series A (RB)
5.00%, 08/15/26	115		129,402
5.00%, 08/15/26 (c)	160		176,034
5.00%, 08/15/26 (c)	195		218,371
5.00%, 08/15/26 (c)	695		767,466
5.00%, 08/15/26 (c)	675		739,100
5.00%, 08/15/26 (c)	670		735,245
5.00%, 08/15/26 (c)	190		211,207
County of Harris, Unlimited Tax Road, Series A (GO)
5.00%, 10/01/25 (c)	395		432,329
5.00%, 10/01/25 (c)	645		703,878
Cypress-Fairbanks Independent School District (GO)
3.00%, 02/15/26 (c)	360		366,316
4.00%, 02/15/30 (c)	1,275		1,328,760
4.00%, 02/15/31 (c)	1,500		1,577,665
5.00%, 02/15/26 (c)	125		137,557
5.00%, 02/15/28	250		289,661
Cypress-Fairbanks Independent School District, Series A (GO)
3.00%, 02/15/31 (c)	500		497,813
5.00%, 02/15/29 (c)	1,805		2,096,591
	Par
	(000’s	)	Value
Texas (continued)
Dallas Area Rapid Transit, Senior Lien (RB) 5.00%, 12/01/29 (c)	$1,835		$2,133,347
Dallas Area Rapid Transit, Senior Lien, Series A (RB)
5.00%, 12/01/25 (c)	165		182,287
5.00%, 12/01/25 (c)	130		143,620
Dallas County Hospital District (GO) 5.00%, 08/15/28	575		663,250
Dallas Independent School District (GO) 4.00%, 02/15/30 (c)	1,000		1,111,759
Eagle Mountain and Saginaw Independent School District (GO)
4.00%, 02/15/26 (c)	335		352,366
4.00%, 08/15/30 (c)	1,150		1,226,009
5.00%, 02/15/26 (c)	10		11,012
El Paso County Hospital District (GO) 4.00%, 08/15/27 (c)	250		252,149
El Paso Independent School District (GO) 5.00%, 08/15/24 (c)	115		122,465
Fort Bend Independent School District (GO)
4.00%, 08/15/27 (c)	635		681,657
5.00%, 08/15/27 (c)	100		113,866
5.00%, 08/15/27 (c)	645		732,471
Fort Bend Independent School District, Series E (GO) 5.00%, 02/15/26	110		122,084
Frisco Independent School District (GO)
4.00%, 02/15/27 (c)	500		534,093
4.00%, 08/15/30 (c)	1,350		1,482,942
4.00%, 08/15/30 (c)	1,345		1,444,924
5.00%, 02/15/29 (c)	2,000		2,281,570
Garland Independent School District (GO)
4.00%, 02/15/25 (c)	165		171,781
5.00%, 02/15/25 (c)	120		128,944
Grand Parkway Transportation Corp., Series A (RB) 5.00%, 04/01/28 (c)	200		227,475
Grapevine-Colleyville Independent School District (GO) 5.00%, 08/15/25 (c)	250		271,607
Harris County, Cultural Education Facilities Finance Corp., TECO Project (RB)
4.00%, 11/15/27 (c)	950		1,009,746
5.00%, 11/15/27 (c)	300		340,146
5.00%, 11/15/27 (c)	850		968,973

36

	Par
	(000’s	)	Value
Texas (continued)
Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 5.00%, 10/01/29	$330		$387,444
Harris County, Flood Control District, Series A (GO)
5.00%, 10/01/25 (c)	480		524,434
5.00%, 10/01/25 (c)	275		300,634
Harris County, Flood Control District, Series A (RB)
4.00%, 10/01/27 (c)	1,000		1,030,945
5.00%, 10/01/27 (c)	210		236,209
5.00%, 10/01/27 (c)	250		285,092
Harris County, Flood Control District, Series B (GO) 5.00%, 10/01/25 (c)	400		437,286
Harris County, Toll Road, First Lien (RB) 4.00%, 08/15/30 (c)	1,100		1,147,105
Harris County, Toll Road, Senior Lien, Series A (RB)
5.00%, 02/15/28 (c)	1,170		1,341,087
5.00%, 02/15/28 (c)	260		295,178
Hays Consolidated Independent School District (GO)
4.00%, 02/15/27 (c)	500		533,333
4.00%, 02/15/27 (c)	800		850,808
Houston Independent School District, Limited Tax School House (GO)
5.00%, 02/15/27 (c)	750		839,200
5.00%, 02/15/27 (c)	540		597,178
Houston Independent School District, Maintenance Tax Notes (GO) 5.00%, 07/15/28 (c)	605		691,460
Humble Independent School District, Series C (GO) 4.00%, 02/15/26 (c)	210		218,345
Katy Independent School District, Fort Bend, Harris and Waller Counties, Series D (GO) 5.00%, 02/15/27 (c)	120		134,861
Lamar Consolidated Indecent School District, Unlimited Tax, Series A (GO) 5.00%, 02/15/25 (c)	100		107,789
Lewisville Independent School District, Series B (GO)
5.00%, 08/15/25 (c)	550		597,196
5.00%, 08/15/25 (c)	145		158,473
Lone Star College System (GO) 5.00%, 02/15/26 (c)	400		437,320
Lower Colorado River Authority (RB) 5.00%, 05/15/30	1,000		1,171,991
	Par
	(000’s	)	Value
Texas (continued)
Lower Colorado River Authority (RB) (AGM) 5.00%, 05/15/31 (c)	$1,000		$1,178,971
Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB)
5.00%, 05/15/26 (c)	275		305,805
5.00%, 05/15/30 (c)	1,250		1,407,693
Metropolitan Transit Authority of Harris County, Series A (RB) 5.00%, 11/01/26 (c)	90		101,208
Montgomery Independent School District (GO) 5.00%, 02/15/25 (c)	100		107,763
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB) (AGC) 4.00%, 08/15/27 (c)	250		253,908
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB) (NATL) 5.00%, 08/15/27 (c)	250		279,759
North Harris County Regional Water Authority (RB)
5.00%, 12/15/26 (c)	245		272,929
5.00%, 12/15/26 (c)	205		227,204
5.00%, 12/15/26 (c)	250		275,188
North Texas Municipal Water District, Water System (RB)
5.00%, 09/01/26 (c)	500		554,488
5.00%, 09/01/26 (c)	715		789,679
5.00%, 09/01/26 (c)	45		50,015
5.00%, 09/01/26 (c)	400		445,909
North Texas Tollway Authority System, Series B (RB)
4.00%, 01/01/31 (c)	1,975		2,112,968
4.00%, 01/01/31 (c)	2,000		2,088,618
4.00%, 01/01/31 (c)	2,250		2,312,420
North Texas Tollway Authority, First Tier, Series A (RB)
5.00%, 01/01/23 (c)	1,000		1,009,818
5.00%, 01/01/26 (c)	500		538,746
5.00%, 01/01/26 (c)	635		691,027
5.00%, 01/01/26 (c)	460		502,465
5.00%, 01/01/26 (c)	575		622,699
5.00%, 01/01/26 (c)	295		322,233
5.00%, 01/01/26 (c)	425		462,499
North Texas Tollway Authority, Second Tier, Series B (RB)
5.00%, 01/01/26 (c)	875		954,871
5.00%, 01/01/26 (c)	185		203,292
North Texas Tollway Authority, Second Tier, Series B (RB) (AGM) 4.00%, 01/01/27 (c)	450		467,400

37

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par
	(000’s	)	Value
Texas (continued)
Northside Independent School District (GO) 5.00%, 08/15/27 (c)	$880		$989,511
Northwest Independent School District (GO) 5.00%, 02/15/25 (c)	105		113,314
Northwest Independent School District, Series A (GO) 4.00%, 08/15/28 (c)	545		581,069
Plano Independent School District, Series A (GO) 5.00%, 02/15/26 (c)	100		110,442
Port of Houston Authority of Harris County, Series A-2 (GO)
5.00%, 10/01/30 (c)	1,000		1,168,536
5.00%, 10/01/30 (c)	740		874,420
San Antonio Independent School District (GO) 4.00%, 08/15/28 (c)	500		536,229
San Antonio Water System, Junior Lien, Series A (RB)
5.00%, 05/15/28 (c)	500		564,934
5.00%, 05/15/30 (c)	500		587,101
Socorro Independent School District, Series B (GO) 4.00%, 08/15/27 (c)	225		237,791
Spring Independent School District (GO) 5.00%, 08/15/25 (c)	45		49,056
State of Texas, Finance Authority (GO) 5.00%, 10/01/26	15		16,932
State of Texas, Finance Authority, Series A (GO) 5.00%, 10/01/27 (c)	130		148,276
State of Texas, Transportation Commission, Highway Improvement (GO)
5.00%, 04/01/26 (c)	70		76,710
5.00%, 04/01/26 (c)	125		137,307
State of Texas, Transportation Commission, Highway Improvement, Series A (GO)
5.00%, 04/01/26 (c)	500		550,711
5.00%, 04/01/26 (c)	400		439,381
State of Texas, Transportation Commission, Mobility Fund, Series A (GO) 5.00%, 10/01/27 (c)	150		169,421
State of Texas, Transportation Commission, Mobility Fund, Series B (GO)
5.00%, 10/01/27 (c)	240		271,073
5.00%, 10/01/27 (c)	465		527,400
Tarrant County Cultural Education Facilities Finance Corp. (RB) 5.00%, 05/15/26 (c)	80		87,614
	Par
	(000’s	)	Value
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series A (RB) 5.00%, 07/01/28	$140		$157,496
Texas A&M University, Series D (RB)
4.00%, 05/15/26 (c)	10		10,631
4.00%, 05/15/26 (c)	110		117,658
Texas A&M University, Series E (RB) 5.00%, 05/15/27 (c)	100		112,688
Texas Municipal Gas Acquisition & Supply Corp. III (RB)
5.00%, 12/15/29	2,250		2,473,052
5.00%, 12/15/31	1,475		1,627,864
5.00%, 12/15/32	1,000		1,105,737
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A (RB)
4.00%, 12/31/30 (c)	1,150		1,156,596
4.00%, 12/31/30 (c)	1,390		1,403,211
Texas State University System, Board of Regents, Series A (RB)
5.00%, 03/15/25 (c)	160		172,835
5.00%, 03/15/27 (c)	100		111,918
Texas State University System, Board of Regents, Series A (RB) (FHA) 4.00%, 03/15/29 (c)	650		683,950
Texas Transportation Commission, Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24 (c)	1,000		1,034,558
Texas Water Development Board (RB)
3.00%, 10/15/30 (c)	500		468,074
3.00%, 10/15/30 (c)	950		902,569
3.00%, 10/15/30 (c)	500		495,032
3.00%, 10/15/30 (c)	750		732,822
4.00%, 10/15/25 (c)	1,000		1,042,784
4.00%, 10/15/30 (c)	2,000		2,211,646
5.00%, 10/15/26 (c)	600		673,506
5.00%, 08/01/27 (c)	1,000		1,138,513
Texas Water Development Board, Series A (RB)
4.00%, 10/15/25 (c)	45		47,253
4.00%, 10/15/27 (c)	400		425,343
4.00%, 10/15/27 (c)	2,000		2,086,885
4.00%, 04/15/28 (c)	180		188,844
4.00%, 04/15/28 (c)	600		640,416
5.00%, 10/15/25 (c)	165		180,604
5.00%, 10/15/27 (c)	250		286,307
5.00%, 10/15/27 (c)	200		228,004

38

	Par
	(000’s	)	Value
Texas (continued)
Texas Water Development Board, Series B (RB)
4.00%, 10/15/28 (c)	$1,000		$1,066,209
4.00%, 10/15/28 (c)	120		125,928
5.00%, 10/15/28 (c)	1,000		1,156,687
Trinity River Authority, Regional Wastewater System (RB)
5.00%, 08/01/27 (c)	285		319,488
5.00%, 08/01/27 (c)	670		757,025
University of Houston, Board of Regents, Series A (RB) 5.00%, 02/15/32 (c)	1,500		1,760,686
University of North Texas, Series A (RB)
5.00%, 04/15/27 (c)	140		154,826
5.00%, 04/15/27 (c)	75		83,886
Via Metropolitan Transit Authority, Sales Tax (RB) 5.00%, 01/15/27 (c)	135		151,894
			147,125,463
Utah: 0.4%
Central Utah Water Conservancy District (RB) 4.00%, 10/01/27 (c)	395		420,632
Intermountain Power Agency, Utah Power Supply, Series A (RB) 4.00%, 07/01/31 (c)	2,000		2,111,316
State of Utah (GO) 5.00%, 01/01/29 (c)	250		289,569
State of Utah, Series B (GO) 5.00%, 01/01/29 (c)	1,275		1,506,376
University of Utah, Series A (RB) 5.00%, 08/01/27 (c)	365		412,783
Utah Transit Authority, Subordinated Sales Tax (RB)
0.00%, 06/15/26 (c) ^	130		90,728
3.00%, 06/15/26 (c)	865		888,990
4.00%, 06/15/26 (c)	850		902,689
			6,623,083
Virginia: 1.8%
City of Richmond, Public Utility, Series A (RB) 5.00%, 01/15/26 (c)	1,520		1,667,382
County of Arlington, Public Improvement (GO) 4.00%, 06/15/29 (c)	1,990		2,137,865
County of Arlington, Public Improvement, Series A (GO) (SAW) 5.00%, 08/01/28	2,400		2,804,792
County of Fairfax, Public Improvement, Series A (GO) 2.00%, 04/01/31 (c)	375		336,085
County of Fairfax, Public Improvement, Series A (GO) (SAW)
5.00%, 04/01/28 (c)	750		860,008
5.00%, 04/01/29 (c)	1,755		2,045,747
	Par
	(000’s	)	Value
Virginia (continued)
Loudoun County Economic Development Authority, Loudon County Public Facilities Project, Series A (RB) 3.00%, 12/01/29 (c)	$1,500		$1,468,689
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
3.00%, 02/01/31 (c)	2,750		2,600,464
4.00%, 02/01/30 (c)	1,500		1,570,946
5.00%, 02/01/26	130		144,329
5.00%, 02/01/26 (c)	110		121,888
5.00%, 02/01/30 (c)	1,950		2,259,875
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB) 3.00%, 02/01/27 (c)	110		110,972
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB)
5.00%, 02/01/28 (c)	120		137,869
5.00%, 02/01/28 (c)	450		512,701
5.00%, 02/01/28 (c)	880		1,006,698
Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB)
5.00%, 09/01/26 (c)	30		33,643
5.00%, 09/01/26 (c)	20		22,429
Virginia Commonwealth Transportation Board (RB)
4.00%, 05/15/26 (c)	2,000		2,110,542
5.00%, 05/15/26 (c)	100		111,674
5.00%, 05/15/27 (c)	400		455,879
5.00%, 09/15/26 (c)	20		22,424
Virginia Commonwealth Transportation Board, Series A (RB)
4.00%, 11/15/27 (c)	180		191,004
5.00%, 11/15/27 (c)	120		136,476
5.00%, 11/15/27 (c)	800		904,868
Virginia Public Building Authority, Series A (RB)
3.00%, 08/01/26 (c)	695		695,749
3.00%, 08/01/28 (c)	400		396,856
3.12%, 08/01/28 (c)	1,050		1,051,971
4.00%, 08/01/27 (c)	250		269,245
5.00%, 08/01/28	870		1,020,495
5.00%, 08/01/30 (c)	1,000		1,167,767
5.00%, 08/01/30 (c)	1,000		1,181,403

39

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par
	(000’s	)	Value
Virginia (continued)
Virginia Public Building Authority, Series A-2 (RB) 4.00%, 08/01/31 (c)	$1,000		$1,072,019
Virginia Public School Authority (RB) (SAW)
5.00%, 08/01/26 (c)	750		841,887
5.00%, 08/01/26 (c)	30		33,639
Virginia Public School Authority, Series A (RB) (SAW) 5.00%, 08/01/25 (c)	365		398,970
			31,905,250
Washington: 3.8%
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax, Series S-1 (RB)
5.00%, 11/01/25 (c)	110		121,557
5.00%, 11/01/26 (c)	110		123,986
5.00%, 11/01/31 (c)	2,000		2,423,555
City of Seattle, Drainage and Wastewater System (RB) 4.00%, 07/01/27 (c)	500		531,233
City of Seattle, Municipal Light and Power Improvement, Series A (RB)
4.00%, 01/01/28 (c)	915		957,297
4.00%, 07/01/31 (c)	1,000		1,049,122
City of Seattle, Water System Improvement (RB)
4.00%, 02/01/27 (c)	115		123,064
5.00%, 08/01/26	20		22,475
County of King (GO) 5.00%, 01/01/29 (c)	750		851,395
Energy Northwest, Colombia Generating Station Electric, Series A (RB)
5.00%, 07/01/26 (c)	185		205,836
5.00%, 07/01/27 (c)	400		448,246
5.00%, 07/01/28 (c)	695		795,879
5.00%, 07/01/30 (c)	1,930		2,262,546
Energy Northwest, Colombia Generating Station Electric, Series A (RB) (AGM)
5.00%, 07/01/29 (c)	1,000		1,147,126
5.00%, 07/01/29 (c)	500		570,661
5.00%, 07/01/30 (c)	1,415		1,644,795
Energy Northwest, Project 1 Electric, Series A (RB) 5.00%, 07/01/27 (c)	655		747,051
Energy Northwest, Project 3 Electric, Series A (RB)
5.00%, 07/01/26 (c)	130		145,266
5.00%, 07/01/27 (c)	725		826,523
Energy Northwest, Project 3 Electric, Series C (RB) 5.00%, 07/01/28	270		314,487
Energy Northwest, Project 3 Electric, Series C (RB) (AGM) 5.00%, 07/01/30 (c)	1,000		1,164,859
	Par
	(000’s	)	Value
Washington (continued)
Grant and Douglas Counties School District No. 144-101 (GO) (SBG) 4.00%, 06/01/26 (c)	$125		$131,156
King County School District No. 210 (GO) (SBG) 4.00%, 12/01/27 (c)	880		943,175
King County School District No. 401 (GO) (SBG)
3.12%, 12/01/26 (c)	690		699,470
5.00%, 12/01/26 (c)	700		781,891
King County School District No. 405 (GO) (SBG) 5.00%, 12/01/26 (c)	515		577,742
King County School District No. 411 (GO) (SBG) 4.00%, 06/01/26 (c)	635		672,696
King County School District No. 414 (GO) (SBG) 5.00%, 06/01/27 (c)	835		941,165
King County, Washington Limited Tax (GO) 4.00%, 07/01/27 (c)	840		909,598
King County, Washington Limited Tax, Series A (GO) 5.00%, 01/01/25 (c)	245		263,843
Kitsap County School District No. 401 (GO) (SBG)
4.00%, 06/01/26 (c)	15		16,066
4.00%, 06/01/26 (c)	1,250		1,318,028
4.00%, 06/01/26 (c)	1,000		1,050,546
Pierce County School District No. 403 (GO) (SBG)
5.00%, 06/01/29 (c)	200		228,883
5.00%, 06/01/29 (c)	500		578,509
Pierce County School District No. 416 (GO) (SBG) 4.00%, 06/01/26 (c)	175		186,018
Port of Seattle, Intermediate Lien (RB)
5.00%, 02/01/26 (c)	30		32,783
5.00%, 02/01/26 (c)	130		142,658
Port of Tacoma, Series A (GO) 5.00%, 12/01/26 (c)	110		122,772
Puyallup School District No. 3 (GO) (SBG)
5.00%, 06/01/27 (c)	100		112,715
5.00%, 06/01/27 (c)	970		1,084,362
State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) 5.00%, 08/01/26 (c)	825		913,965
State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) (SBG) 5.00%, 06/01/30 (c)	1,000		1,197,608

40

	Par
	(000’s	)	Value
Washington (continued)
State of Washington, Motor Vehicle Fuel Tax, Series R-B (GO) 5.00%, 08/01/26 (c)	$135		$149,996
State of Washington, Series A (GO)
5.00%, 08/01/26 (c)	755		833,977
5.00%, 08/01/26 (c)	115		126,844
State of Washington, Series C (GO)
5.00%, 02/01/25 (c)	175		188,665
5.00%, 02/01/28 (c)	170		195,711
5.00%, 08/01/27 (c)	880		989,414
State of Washington, Series D (GO)
5.00%, 02/01/27 (c)	100		111,096
5.00%, 08/01/27 (c)	880		992,069
State of Washington, Series E (GO)
5.00%, 06/01/31 (c)	750		899,521
5.00%, 06/01/31 (c)	1,000		1,189,869
State of Washington, Various Purpose, Series A (GO)
5.00%, 08/01/26 (c)	495		548,379
5.00%, 08/01/26 (c)	580		644,897
5.00%, 08/01/26 (c)	245		272,214
5.00%, 08/01/26 (c)	200		222,216
5.00%, 08/01/27 (c)	500		562,167
5.00%, 08/01/27 (c)	500		559,663
State of Washington, Various Purpose, Series C (GO) 5.00%, 02/01/31 (c)	2,175		2,559,979
State of Washington, Various Purpose, Series R-A (GO) 5.00%, 08/01/26 (c)	25		27,615
State of Washington, Various Purpose, Series R-B (GO)
5.00%, 01/01/26 (c)	105		115,479
5.00%, 08/01/26 (c)	145		161,815
State of Washington, Various Purpose, Series R-C (GO)
5.00%, 01/01/25 (c)	360		386,183
5.00%, 08/01/27 (c)	420		473,487
5.00%, 08/01/27 (c)	1,000		1,137,478
5.00%, 08/01/27 (c)	880		985,007
State of Washington, Various Purpose, Series R-D (GO) 5.00%, 08/01/27 (c)	1,320		1,494,770
Washington Health Care Facilities Authority, Multicare Health System, Series B (RB) 5.00%, 02/15/28 (c)	2,000		2,165,578
Washington Health Care Facilities Authority, Providence St. Joseph Health, Series A (RB) 4.00%, 10/01/22 (c)	1,820		1,820,391
	Par
	(000’s	)	Value
Washington (continued)
Washington Health Care Facilities Authority, Providence St. Joseph Health, Series B (RB)
4.00%, 10/01/30 (p)	$1,595		$1,716,689
5.00%, 10/01/28 (c)	225		251,431
5.00%, 10/01/28 (c)	250		283,480
Washington Health Care Facilities Authority, Providence St. Joseph Health, Series B (RB) (ACA) 5.00%, 10/01/28	645		738,689
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/27 (c)	760		808,344
Washington State Housing Finance Commission, Series A (RB) 3.50%, 12/20/35	1,701		1,615,968
Washington State, Motor Vehicle Fuel Tax, Series A (GO) 5.00%, 06/01/30 (c)	1,050		1,223,128
Washington State, Shoreline School District No. 412 (GO) (SBG) 4.00%, 12/01/28 (c)	1,000		1,065,126
Washington State, Various Purpose, Series A (GO)
5.00%, 02/01/29	1,000		1,179,513
5.00%, 08/01/30 (c)	1,000		1,153,419
5.00%, 08/01/31 (c)	1,250		1,467,498
5.00%, 08/01/31 (c)	1,500		1,752,827
Washington State, Various Purpose, Series C (GO)
5.00%, 02/01/28 (c)	1,000		1,127,169
5.00%, 02/01/29 (c)	1,080		1,216,423
5.00%, 02/01/30 (c)	1,000		1,159,341
			65,956,133
West Virginia: 0.4%
State of West Virginia, Commissioner of Highways, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/27 (c)	270		305,339
State of West Virginia, Series A (GO)
5.00%, 06/01/29 (c)	1,000		1,176,717
5.00%, 06/01/29 (c)	500		570,822
State of West Virginia, Series B (GO)
5.00%, 06/01/28 (c)	675		775,291
5.00%, 06/01/28 (c)	200		230,237
West Virginia, Parkways Authority, Senior Lien Turnpike Toll (RB) 5.00%, 06/01/31 (c)	1,320		1,549,861

41

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par
	(000’s	)	Value
West Virginia (continued)
5.00%, 06/01/31 (c)	$1,500		$1,766,640
			6,374,907
Wisconsin: 1.1%
City of Madison, Series A (GO) 2.00%, 10/01/27 (c)	1,000		958,760
City of Milwaukee, Series N4 (GO)
5.00%, 04/01/26	200		220,358
5.00%, 04/01/27	100		112,431
Middleton-Cross Plains Area School District, Series A (GO) 3.25%, 03/01/27 (c)	350		354,977
Public Finance Authority, KU Campus Development Corp., Central District Development Project (RB)
5.00%, 03/01/26 (c)	180		196,850
5.00%, 03/01/26 (c)	165		179,910
Public Finance Authority, Providence St. Joseph Health, Series C (RB) 4.00%, 10/01/30 (p)	2,335		2,520,187
State of Wisconsin (GO)
5.00%, 11/01/22 (c)	145		146,296
5.00%, 11/01/26	315		357,533
5.00%, 05/01/25 (c)	15		16,269
5.00%, 05/01/26 (c)	150		166,201
5.00%, 05/01/27 (c)	460		517,660
5.00%, 05/01/27 (c)	295		335,113
5.00%, 05/01/27 (c)	450		506,407
5.00%, 05/01/27 (c)	500		562,053
5.00%, 05/01/27 (c)	250		282,915
State of Wisconsin, Environmental Improvement Fund, Series A (RB)
5.00%, 06/01/25 (c)	100		108,231
5.00%, 06/01/25 (c)	185		200,386
5.00%, 06/01/25 (c)	150		162,044
5.00%, 06/01/25 (c)	185		199,908
5.00%, 06/01/25 (c)	220		238,614
State of Wisconsin, General Fund Annual Appropriation, Series B (RB)
5.00%, 05/01/26 (c)	10		10,959
5.00%, 05/01/26 (c)	20		21,955
State of Wisconsin, Series A (GO)
4.00%, 05/01/26 (c)	100		104,868
5.00%, 05/01/25 (c)	890		953,892
5.00%, 05/01/25 (c)	930		997,278
5.00%, 05/01/25 (c)	250		271,992
5.00%, 05/01/28	400		467,591
State of Wisconsin, Series A (RB) 5.00%, 05/01/26	160		178,324
State of Wisconsin, Series B (GO) 5.00%, 05/01/25 (c)	210		228,473
	Par
	(000’s	)	Value
Wisconsin (continued)
State of Wisconsin, Series D (GO) 4.00%, 05/01/24 (c)	$500		$516,649
Sun Prairie Area School District (GO) 4.00%, 03/01/25 (c)	500		522,287
Wisconsin Department of Transportation (RB)
5.00%, 07/01/27 (c)	480		541,170
5.00%, 07/01/27 (c)	115		130,486
Wisconsin Department of Transportation, Series A (RB)
5.00%, 07/01/24 (c)	140		148,170
5.00%, 07/01/24 (c)	510		538,972
5.00%, 07/01/24 (c)	940		991,399
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group, Series A (RB) 5.00%, 08/15/28 (c)	1,020		1,172,233
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
4.00%, 05/15/26 (c)	1,000		1,021,010
4.00%, 05/15/26 (c)	1,500		1,523,300
5.00%, 05/15/26 (c)	100		109,556
5.00%, 05/15/26 (c)	35		38,503
Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. (RB) 4.00%, 08/15/27 (c)	500		520,106
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Series A (RB) 5.00%, 04/01/27 (c)	125		135,110
			19,487,386
Total Municipal Bonds: 98.7% (Cost: $1,816,817,751)			1,726,195,880
Other assets less liabilities: 1.3%			22,364,649
NET ASSETS: 100.0%			$1,748,560,529

42

Definitions:

ACA	Credit Agricole SA
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Putable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

Summary of Investments by Sector	% of Investments	Value
Airport	1.7%	$29,215,070
Education	4.9	83,916,589
Health	0.4	6,388,687
Hospitals	6.8	117,422,617
Industrial Development Revenue	0.4	6,728,046
Leasing COPS & Appropriations	5.2	90,242,511
Local GO	16.6	287,508,630
Misc	2.4	40,877,168
Multi-Family Housing	0.9	15,234,170
Pollution Control	0.3	4,532,122
Power	4.2	72,657,924
Refunded	0.3	5,975,506
Single Family Housing	0.7	12,562,631
State GO	18.6	321,330,273
Tax	14.2	245,056,650
Tobacco	0.9	15,293,095
Toll & Turnpike	4.5	77,209,185
Transportation	6.6	114,026,932
Unassigned	0.0	61,649
Utilities - Other	2.9	50,756,902
Water & Sewer	7.5	129,199,523
	100.0%	$1,726,195,880
43